               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 12                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 12                                                 [X]

                        (Check appropriate box or boxes.)

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
        _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
        _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

       David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64141-6200
       ___________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: April 1, 2001

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [x] on April 1, 2001 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

Your
AMERICAN CENTURY
prospectus

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

                                                                  APRIL 1, 2001
                                                                 INVESTOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    American Century Investment Services, Inc.

[inside front cover]

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and, more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds - the funds' investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative would be happy to help weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m.,
Central time. Give us a call at 1-800-345-2021.

Sincerely,

[signature of Mark Killen]

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

[left margin]

[american century logo and text logo (reg. sm)]

American Century
Investments

P.O. Box 419200
Kansas City, MO
64141-6200

     Strategic Allocation: Conservative Fund
     Strategic Allocation: Moderate Fund
     Strategic Allocation: Aggressive Fund

[left margin]

Throughout this book you'll find  definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of finger pointing]

This symbol highlights special  information and helpful tips.

                                                    American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as equity securities, bonds and cash-equivalent instruments. Each fund holds a different mix of these asset types and seeks the highest level of TOTAL RETURN consistent with its asset mix.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES?

The funds' strategic asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments.

*  STRATEGIC ALLOCATION: CONSERVATIVE seeks regular income through its emphasis on bonds and cash-equivalent securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities.

*  STRATEGIC ALLOCATION: MODERATE seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and cash-equivalent securities.

*  STRATEGIC ALLOCATION: AGGRESSIVE seeks long-term capital growth with a small amount of regular income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and cash-equivalent securities.

The funds may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The fund managers draw on growth, value and quantitative investment techniques in managing the equity portion of the funds' portfolios, and they diversify the funds' equity investments among small, medium and large companies.

The funds also invest in a variety of debt securities payable in both U.S. and foreign currencies. The funds primarily invest in investment-grade securities, that is, securities rated in the four highest categories by independent rating organizations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in below investment-grade (high-yield) securities.

The following table indicates each fund's neutral mix, that is, how each fund's investments generally will be allocated among the major asset classes over the long term.

                                         Equity         Fixed-Income or
                                         Securities     Debt Securities     Cash
Fund                                     (Stocks)       (Bonds)             Equivalents
Strategic Allocation: Conservative       45%             45%                10%
Strategic Allocation: Moderate           63%             31%                6%
Strategic Allocation: Aggressive         78%             20%                2%

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of a fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*  CREDIT RISK - The value of a fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*  PRINCIPAL LOSS - As with all mutual funds, it is possible to lose money by investing in the funds.

[left margin}

TOTAL RETURN includes capital appreciation plus dividend and interest income.

2        American Century Investments                             1-800-345-2021

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking funds that combine the potential for long-term capital growth with income

*  seeking the convenience of funds that invest in both equity and fixed-income securities

*  comfortable with the risks associated with the funds' investment strategy

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  not seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with volatility in the value of your investment

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[graphic of finger pointing]

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

www.americancentury.com                   American Century Investments      3

FUND PERFORMANCE HISTORY

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

Annual Total Returns

The following bar chart shows the performance of the funds' Investor Class shares for each full calendar year in the life of the funds. It indicates the volatility of the funds' historical returns from year to year.

[bar chart data below]

Strategic Allocation Fund: Conservative
2000    4.89%
1999   11.17%
1998   10.53%
1997   12.84%

Strategic Allocation Fund: Moderate
2000    0.25%
1999   22.28%
1998   12.75%
1997   15.24%

Strategic Allocation Fund: Aggressive
2000   -2.50%
1999   33.38%
1998   13.80%
1997   16.23%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                        Highest                 Lowest
Conservative            9.40% (4Q 1999)         -2.95% (3Q 1998)
Moderate                17.38% (4Q 1999)        -7.60% (3Q 1998)
Aggressive              25.34% (4Q 1999)        -11.09% (3Q 1998)

Average Annual Total Returns

The following table shows the average annual total returns of the funds'
Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 2000  1 year             Life of Fund (1)
Strategic Allocation: Conservative             4.89%              9.39%
Strategic Allocation: Moderate                 0.25%             12.06%
Strategic Allocation: Aggressive              -2.50%             14.03%
S&P 500 Index                             -9.10%             17.97%(2)
Lehman Aggregate Bond Index                   11.63%              6.93%(2)
Three-Month U.S. Treasury Bill                 5.99%              5.19%(2)

(1) The inception date for the funds' Investor Class was February 15, 1996.

(2) Since February 29, 1996, the date closest to the funds' inception for which data is available.

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[graphic of finger pointing]

The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[graphic of finger pointing]

For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.

4        American Century Investments                             1-800-345-2021

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Investor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                     Management   Distribution and       Other         Total Annual Fund
                                     Fee(1)       Service (12b-1) Fees   Expenses(2)   Operating Expenses
Strategic Allocation: Conservative   1.00%        None                   0.00%         1.00%
Strategic Allocation: Moderate       1.10%        None                   0.00%         1.10%
Strategic Allocation: Aggressive     1.20%        None                   0.00%         1.20%

(1) Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped-fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

(2) Other expenses, which include the fees and expenses of the funds'
    independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 ...your cost of investing in the fund would be:

                                       1 year      3 years      5 years     10 years
Strategic Allocation: Conservative      $102        $318         $551        $1,219
Strategic Allocation: Moderate          $112        $349         $604        $1,334
Strategic Allocation: Aggressive        $122        $380         $657        $1,447

[left margin]

[graphic of finger pointing]

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

www.americancentury.com                   American Century Investments    5

OBJECTIVES, STRATEGIES AND RISKS

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as stocks, bonds and money market instruments. Each fund holds a different mix of these asset types and seeks the highest level of total return consistent with its asset mix.

*  STRATEGIC ALLOCATION: CONSERVATIVE seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities.

*  STRATEGIC ALLOCATION: MODERATE seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and money market securities.

*  STRATEGIC ALLOCATION: AGGRESSIVE seeks long-term capital growth with a small amount of income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and money market securities.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds' strategic asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. The funds may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The fund managers draw on growth, value and quantitative investment techniques in managing the equity portion of the funds'
portfolios and diversify the funds' equity investments among small, medium and large companies.

The growth strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the funds' managers believe to be temporarily undervalued. The primary quantitative management technique the managers use is portfolio optimization. The managers may construct a portion of the funds' portfolios to match the risk characteristics of the S&P 500 and then optimize each portfolio to achieve the desired balance of risk and return potential.

Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular discipline or investment category may be emphasized when, in the managers' opinion, such discipline or investment category is undervalued relative to the other disciplines or categories.

The funds also invest in a variety of debt securities payable in both U.S. and foreign currencies. The funds primarily invest in investment-grade securities, that is, securities rated in the four highest categories by independent rating organizations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in high-yield securities. High-yield securities are higher risk, nonconvertible debt obligations that are rated below investment-grade. The funds may also invest in unrated securities based on the fund managers' assessment of their credit quality. Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

[left margin]

[graphic of finger pointing]

The names of the three asset allocation funds offered in this Prospectus are intended to reflect the relative short-term price volatility risk among the funds and are not an indication of the advisor's assessment of the riskiness of the funds as compared to other mutual funds, including other mutual funds within the American Century family of funds.

6        American Century Investments                             1-800-345-2021

The funds may invest the cash-equivalent portion of their portfolios in high-quality money market investments (denominated in U.S. dollars or foreign currencies).

The following table shows the operating ranges within which each fund's asset mix generally will vary over short-term periods. These variations may be due to differences in asset class performance or prevailing market conditions.

Operating Ranges

                                      Equity       Fixed-Income or
                                      Securities   Debt Securities    Cash
Fund                                  (Stocks)     (Bonds)            Equivalents
Strategic Allocation: Conservative    39-51%       38-52%             5-20%
Strategic Allocation: Moderate        53-73%       21-41%             0-15%
Strategic Allocation: Aggressive      63-93%       10-30%             0-15%

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The value of the funds' fixed-income securities will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise, when interest rates rise, prices fall.

The value of the funds' fixed-income securities also will be affected by the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

The lowest-rated investment-grade bonds in which the funds may invest contain some speculative characteristics. Having those bonds in the funds' portfolios means the funds' values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds. In addition, Strategic Allocation: Moderate and Strategic Allocation: Aggressive
may invest in higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds. These securities are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

Although the fund managers intend to invest the funds' assets primarily in U.S.
securities, the funds may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

A fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

These funds are intended for investors who seek to diversify their assets among various classes of investments, such as stocks, bonds and money market instruments, and who are willing to accept the risks associated with the funds'
investment strategies.

[left margin]

[graphic of finger pointing]

Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.

www.americancentury.com                   American Century Investments     7

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of each fund. The amount of the management fee for the
Investor Class is calculated  daily and paid monthly in arrears, taking into account the average net assets of all classes of a fund.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net
Assets for the Most Recent Fiscal Year Ended November 30, 2000
Strategic Allocation: Conservative                                        1.00%
Strategic Allocation: Moderate                                            1.10%
Strategic Allocation: Aggressive                                          1.20%

8        American Century Investments                             1-800-345-2021

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team are identified below.

JEFFREY R. TYLER (ASSET ALLOCATION AND CORE EQUITY)

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in February 1996. He also is a member of the teams that manage Equity Growth, Income & Growth and
Balanced. He joined American Century as a Portfolio Manager in January 1988. He
has a bachelor's degree in business economics from the University of California
- Santa Barbara and an MBA in finance and economics from Northwestern
University. He is a Chartered Financial Analyst.

PHILLIP N. DAVIDSON (MID-CAP VALUE)

Mr. Davidson, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in February
1996. He is also a member of the teams that manage Value and Equity Income.
Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an
MBA from Illinois State University.

MICHAEL J. DONNELLY (EMERGING MARKETS EQUITY)

Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages the funds since April 2000. He also has been a member of the team that manages Emerging Markets since the fund's inception in September 1997.
He joined American Century in August 1997. From 1993 to 1997, he served as Vice
President and Portfolio Manager for Federated Investors, Inc. He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management,
Northwestern University. He is a Chartered Financial Analyst.

THERESA C. FENNELL (HIGH-YIELD DEBT)

Ms. Fennell, Vice President and Portfolio Manager, has been a member of the team that manages the funds since April 2000. She also has been a member of the team that manages High-Yield since its inception in September 1997. She joined
American Century in June 1997. Prior to joining American Century, she was an
Associate Portfolio Manager with Smith Barney Mutual Funds Management, Inc. She has a bachelor's degree in economics from the University of Virginia. Ms.
Fennell is a Chartered Financial Analyst.

GLENN A. FOGLE (MID-CAP GROWTH)

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in February 1996. He also is a member of the team that manages Vista, where he has been a Portfolio
Manager since March 1993. He joined American Century in September 1990 as an
Investment Analyst. He has a bachelor of business administration (management)
and an MBA in finance from Texas Christian University. He is a Chartered
Financial Analyst.

BRIAN HOWELL (HIGH-GRADE DEBT)

Mr. Howell, Vice President and Portfolio Manager, has been a member of the team that manages the funds since May 1997. He joined American Century in 1988. He was Portfolio Manager of the Capital Preservation Fund from May 1995 to May
1997. He has a bachelor's degree in mathematics/statistics and an MBA from the
University of California - Berkeley.

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[graphic of finger pointing]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to  information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

www.americancentury.com                   American Century Investments     9

MARK S. KOPINSKI (INTERNATIONAL EQUITY)

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since April 1997. He also is a member of the teams that manage International Growth, International Discovery and
Emerging Markets. Before rejoining American Century, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997.
From 1990 to 1995 he served as Vice President and a member of the team that managed International Growth and International Discovery. He has a bachelor's degree in business administration from Monmouth College and a master's degree in
Asian studies from the University of Illinois.

MARK MALLON (LARGE-CAP VALUE)

Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior
Vice President, has been a member of the team that manages the funds since
December 2000. He also has been a member of the team that manages Tax-Managed
Value since its inception in March 1999. He joined American Century in April
1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and
Chief Executive Officer of Federated Investment Counseling and Executive Vice
President of Federated Research Corporation since January 1990. Mr. Mallon has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered Financial Analyst.

SCOTT A. MOORE (MID-CAP VALUE)

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages the funds since February 1999. He is also a member of the teams that manage Value and Equity Income. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern
Illinois University and an MBA in finance from the University of Missouri -
Columbia. He is a Chartered Financial Analyst.

CHARLES RITTER (LARGE-CAP VALUE)

Mr. Ritter, Vice President and Portfolio Manager, has been a member of the team that manages the funds since December 2000. He also has been a member of the team that manages Tax-Managed Value since its inception in March 1999. He joined
American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and
Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an
MBA from the University of Chicago. He is a Chartered Financial Analyst.

DAVID M. ROSE (MID-CAP GROWTH)

Mr. Rose, Portfolio Manager, has been a member of the team that manages the funds since January 2001. He also has been a member of the team that manages
Vista since January 2001. He joined American Century in July 1998 as an investment analyst. Before joining American Century, he was the business manager for SingleLife Enterprises Inc. from September 1991 to May 1996. From August
1996 to May 1998, he attended the University of Wisconsin-Madison, where he earned an MS in finance, investments and banking. He also has a bachelor's degree in business administration from Washington University.

GINA SANCHEZ (ASSET ALLOCATION)

Ms. Sanchez, Portfolio Manager, has been a member of the team that manages the funds since February 1999. She joined American Century in March 1998 as an
Analyst and was promoted to Portfolio Manager in February 2001. Prior to joining
American Century, she was an Emerging Markets Product Manager at Infinity
Financial Technology from September 1997 to March 1998 and a Research Analyst at
J.P. Morgan from October 1994 to August 1997. She has a bachelor's degree in economics from Harvard University.

10        American Century Investments                             1-800-345-2021

HENRIK STRABO (INTERNATIONAL EQUITY)

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages the funds since their inception in February 1996. He also is a member of the teams that manages Global Growth, International Growth and International Discovery. He joined American Century in 1993 as an Investment
Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

DENISE TABACCO (CASH)

Ms. Tabacco, Vice President and Portfolio Manager, has been a member of the team that manages the funds since January 1998. She also is a member of the team that manages the Prime Money Market Fund. She joined American Century in 1988, becoming a member of its portfolio department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from
Golden Gate University.

GREGORY J. WOODHAMS (LARGE-CAP GROWTH)

 Mr. Woodhams, Vice President and Portfolio Manager, has been a member of the team that manages the funds since April 2000. He also has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and
Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase
Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a Chartered
Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

www.americancentury.com                   American Century Investments     11

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with  signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

WAYS TO MANAGE YOUR ACCOUNT

BY TELEPHONE
Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated Information Line if  you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS
Call or use our Automated Information Line if  you have authorized us to invest from your  bank account.

SELL SHARES
Call a Service Representative.

--------------------------------------------------------------------------------
ONLINE
www.americancentury.com

[graphic of a computer]

OPEN AN ACCOUNT
If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Exchange shares from another American  Century account.

MAKE ADDITIONAL INVESTMENTS
Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES
Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[graphic of a envelope]

OPEN AN ACCOUNT
Send a signed, completed application and  check or money order payable to
American Century Investments.

EXCHANGE SHARES
Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least  $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES
Send written instructions or a redemption  form to sell shares. Call a Service
Representative to request a form.

12       American Century Investments                             1-800-345-2021

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other  information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

WAYS TO MANAGE YOUR ACCOUNT

AUTOMATICALLY

[graphic of arrows in circle]

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of finger pointing]

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT
Call to set up your account or mail a  completed application to the address provided  in the "By mail" section. Give your bank the following information to wire money.

* Our bank information
       Commerce Bank N.A.
       Routing No. 101000019
       Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known+
* Your name
* The contribution year (for IRAs only)
+For additional investments only

MAKE ADDITIONAL INVESTMENTS
Follow the "Open an account" wire instructions.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

IN PERSON

[graphic of person]

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.                             4917 Town Center Drive
Kansas City, Missouri                     Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday      8 a.m. to 6 p.m., Monday - Friday
                                          8 a.m. to noon, Saturday

1665 Charleston Road                      9445 East County Line Road, Suite A
Mountain View, California                 Englewood, Colorado
8 a.m. to 5 p.m., Monday - Friday         8:30 a.m. to 5:30 p.m., Monday - Friday

www.americancentury.com                   American Century Investments    13

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
Individual or Joint                                         $2,500
Traditional IRA                                             $1,000
Roth IRA                                                    $1,000
Education IRA                                               $500
UGMA/UTMA                                                   $2,500
403(b)                                                      $1,000(1)
Qualified Retirement Plans                                  $2,500(2)

(1)  For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(2)  The minimum investment requirements may be different for some types of retirement accounts.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

[left margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of finger pointing]

A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American  Century account.

14        American Century Investments                             1-800-345-2021

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor who we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[left margin]

[graphic of finger pointing]

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

www.americancentury.com                   American Century Investments    15

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

The funds pay distributions of substantially all of their income quarterly, with the exception of Strategic Allocation: Aggressive, which pays such distributions annually. Distributions from realized capital gains are generally paid twice a year, usually in March and December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
The funds' distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

[left margin]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

16        American Century Investments                             1-800-345-2021

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value of the fund shares has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                 Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
Short-term capital gains             Ordinary income rate       Ordinary income rate
Long-term capital gains (1-5 years)  10%                        20%
Long-term capital gains (>5 years)   8%                         20%(1)

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[left margin]

[graphic of finger pointing]

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

www.americancentury.com                   American Century Investments    17

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemption proceeds to the IRS.

18        American Century Investments                             1-800-345-2021

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class,
Institutional Class and Advisor Class. The shares offered by this Prospectus are
Investor Class shares and have no up-front or deferred charges, commissions, or
12b-1 fees.

American Century offers the other classes of shares primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning Advisor or Institutional Class shares, call us at 1-800-345-3533. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

www.americancentury.com                   American Century Investments     19

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average
   net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

20        American Century Investments                             1-800-345-2021

STRATEGIC ALLOCATION: CONSERVATIVE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted

Per-Share Data
                                                           2000       1999      1998       1997     1996(1)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $5.69      $5.59     $5.55      $5.26     $5.00
                                                        --------------------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                 0.19       0.17      0.18       0.19      0.13
  Net Realized and Unrealized Gain on
  Investment Transactions                                  0.19       0.28      0.31       0.36      0.22
                                                        --------------------------------------------------------
  Total From Investment Operations                         0.38       0.45      0.49       0.55      0.35
                                                        --------------------------------------------------------
Distributions
  From Net Investment Income                              (0.19)     (0.16)    (0.19)     (0.17)    (0.09)
  From Net Realized Gains on
  Investment Transactions                                 (0.19)     (0.19)    (0.26)     (0.09)      --
                                                        --------------------------------------------------------
  Total Distributions                                     (0.38)     (0.35)    (0.45)     (0.26)    (0.09)
                                                        --------------------------------------------------------
Net Asset Value, End of Period                            $5.69      $5.69     $5.59      $5.55     $5.26
                                                        ========================================================
  Total Return(3)                                          6.74%      8.47%     9.43%     10.87%     7.02%
Ratios/Supplemental Data
                                                           2000       1999      1998        1997     1996(1)
----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.00%      1.00%     1.00%      1.00%     1.01%(4)
Ratio of Net Investment Income to Average Net Assets       3.32%      3.01%     3.35%      3.48%     3.67%(4)
Portfolio Turnover Rate                                     149%      105%       113%       124%       44%
Net Assets, End of Period (in thousands)               $168,037   $167,083   $180,970   $156,733   $33,110

(1)  February 15, 1996 (inception) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                                               American Century Investments           21

STRATEGIC ALLOCATION: MODERATE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted

Per-Share Data
                                                              2000       1999      1998        1997      1996(1)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $6.89      $6.22      $5.98      $5.42      $5.00
                                                        --------------------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                    0.16       0.12       0.15       0.14       0.10
  Net Realized and Unrealized Gain on
  Investment Transactions                                     0.20       0.88       0.45       0.56       0.39
                                                        --------------------------------------------------------
  Total From Investment Operations                            0.36       1.00       0.60       0.70       0.49
                                                        --------------------------------------------------------
Distributions
  From Net Investment Income                                 (0.15)     (0.12)     (0.16)     (0.13)     (0.07)
  From Net Realized Gains on
  Investment Transactions                                    (0.18)     (0.21)     (0.20)     (0.01)       --
                                                        --------------------------------------------------------
  Total Distributions                                        (0.33)     (0.33)     (0.36)     (0.14)     (0.07)
                                                        --------------------------------------------------------
Net Asset Value, End of Period                               $6.92      $6.89      $6.22      $5.98      $5.42
                                                        ========================================================
  Total Return(3)                                             5.20%     16.97%     10.32%     13.02%      9.91%
Ratios/Supplemental Data
                                                              2000       1999        1998      1997        1996(1)
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             1.10%      1.10%      1.10%      1.10%      1.10%(4)
Ratio of Net Investment Income to Average Net Assets          2.24%      1.92%      2.38%      2.43%     2.52%(4)
Portfolio Turnover Rate                                        153%       107%       127%       119%       78%
Net Assets, End of Period (in thousands)                  $444,882   $375,592   $261,721   $201,384   $57,836

(1)  February 15, 1996 (inception) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

22            American Century Investments                                                        1-800-345-2021

STRATEGIC ALLOCATION: AGGRESSIVE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted

Per-Share Data
                                                             2000      1999       1998       1997      1996(1)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $7.91      $6.54      $6.25      $5.53     $5.00
                                                        --------------------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                   0.11       0.07       0.10       0.09     0.07
  Net Realized and Unrealized Gain on
  Investment Transactions                                    0.30       1.55       0.49       0.67     0.46
                                                        --------------------------------------------------------
  Total From Investment Operations                           0.41       1.62       0.59       0.76     0.53
                                                        --------------------------------------------------------
Distributions
  From Net Investment Income                                (0.08)     (0.08)     (0.09)     (0.04)      --
  From Net Realized Gains on
  Investment Transactions                                   (0.35)     (0.17)     (0.21)       --        --
                                                        --------------------------------------------------------
  Total Distributions                                       (0.43)     (0.25)     (0.30)     (0.04)      --
                                                        --------------------------------------------------------
Net Asset Value, End of Period                              $7.89      $7.91      $6.54      $6.25     $5.53
                                                        ========================================================
  Total Return(3)                                            5.14%     25.69%      9.93%     13.84%    10.60%
Ratios/Supplemental Data
                                                              2000      1999       1998       1997      1996(1)
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            1.20%      1.20%      1.20%      1.20%     1.20%(4)
Ratio of Net Investment Income to Average Net Assets         1.25%      1.02%      1.49%      1.58%     1.72%(4)
Portfolio Turnover Rate                                       149%       115%       134%       135%       64%
Net Assets, End of Period (in thousands)                 $311,193   $192,831   $145,125   $109,497   $46,276

(1)  February 15, 1996 (inception) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for period less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                                                American Century Investments    23

NOTES

24        American Century Investments                             1-800-345-2021

NOTES

www.americancentury.com                   American Century Investments     25

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and  practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and  semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person             SEC Public Reference Room
                      Washington, D.C.
                      Call 202-942-8090 for location and hours.

On the Internet       * EDGAR database at www.sec.gov
                      * By email request at publicinfo@sec.gov

By mail               SEC Public Reference Section
                      Washington, D.C. 20549-0102

Investment Company Act File No. 811-8532

                 [american century logo and text logo (reg. sm)]

                         AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419200
                       Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0104
SH-PRS-24383

[front cover]

Your
AMERICAN CENTURY
prospectus

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

                                                                  APRIL 1, 2001
                                                                  ADVISOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    American Century Investment Services, Inc.

[inside front cover]

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and, more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds - the funds' investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

[signature of W. Gordon Snyder President]

W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

[left margin]

[american century logo and text logo (reg. sm)]

American Century
Investments

P.O. Box 419385
Kansas City, MO
64141-6385

     Strategic Allocation: Conservative Fund
     Strategic Allocation: Moderate Fund
     Strategic Allocation: Aggressive Fund

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of finger pointing]

This symbol highlights special information and helpful tips.

                                                    American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as equity securities, bonds and cash-equivalent instruments. Each fund holds a different mix of these asset types and seeks the highest level of TOTAL RETURN consistent with its asset mix

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES?

The funds' strategic asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments.

*  STRATEGIC ALLOCATION: CONSERVATIVE seeks regular income through its emphasis on bonds and cash-equivalent securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities.

*  STRATEGIC ALLOCATION: MODERATE seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and cash-equivalent securities.

*  STRATEGIC ALLOCATION: AGGRESSIVE seeks long-term capital growth with a small amount of regular income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and cash-equivalent securities.

The funds may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The fund managers draw on growth, value and quantitative investment techniques in managing the equity portion of the funds' portfolios, and they diversify the funds' equity investments among small, medium and large companies.

The funds also invest in a variety of debt securities payable in both U.S. and foreign currencies. The funds primarily invest in investment-grade securities, that is, securities rated in the four highest categories by independent rating organizations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in below investment-grade (high-yield) securities.

The following table indicates each fund's neutral mix, that is, how each fund's investments generally will be allocated among the major asset classes over the long term.

                                       Equity         Fixed-Income or
                                       Securities     Debt Securities     Cash
Fund                                   (Stocks)       (Bonds)             Equivalents
Strategic Allocation: Conservative     45%            45%                 10%
Strategic Allocation: Moderate         63%            31%                 6%
Strategic Allocation: Aggressive       78%            20%                 2%

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of a fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*  CREDIT RISK - The value of a fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*  PRINCIPAL LOSS - As with all mutual funds, it is possible to lose money by investing in the funds.

[left margin]

TOTAL RETURN includes capital appreciation plus dividend and interest income.

2        American Century Investments                             1-800-345-3533

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking funds that combine the potential for long-term capital growth with income

*  seeking the convenience of funds that invest in both equity and fixed-income securities

*  comfortable with the risks associated with the funds' investment strategy

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  not seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with volatility in the value of your investment

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[graphic of finger pointing]

An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

www.americancentury.com                   American Century Investments    3

FUND PERFORMANCE HISTORY

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

Annual Total Returns

The following bar chart shows the performance of the funds' Advisor Class shares for each full calendar year in the life of the funds. It indicates the volatility of the funds' historical returns from year to year.

[bar chart data below]

Strategic Allocation Fund: Conservative
2000    4.46%
1999   10.97%
1998   10.19%
1997   12.75%

Strategic Allocation Fund: Moderate
2000   -0.13%
1999   22.03%
1998   12.55%
1997   14.77%

Strategic Allocation Fund: Aggressive
2000   -2.64%
1999   33.38%
1998   13.53%
1997   15.94%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                          Highest               Lowest
Conservative              9.34% (4Q 1999)       -3.15% (3Q 1998)
Moderate                  17.32% (4Q 1999)      -7.66% (3Q 1998)
Aggressive                25.28% (4Q 1999)      -11.11% (3Q 1998)

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor
Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 2000     1 year           Life of Fund (1)
Strategic Allocation: Conservative                4.64%             9.72%
Strategic Allocation: Moderate                   -0.13%            12.03%
Strategic Allocation: Aggressive                 -2.64%            14.05%
S&P 500 Index                                -9.10%            18.32%(2)
Lehman Aggregate Bond Index                      11.63%             7.48%(2)
Three-Month U.S. Treasury Bill                    5.99%             5.19%(2)

(1)  The inception date for the funds' Advisor Class was October 2, 1996.

(2)  Since September 30, 1996, the date closest to the funds' inception for which data is available.

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[graphic of finger pointing]

The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[graphic of finger pointing]

For current performance information, please call us at 1-800-345-3533 or visit us at www.americancentury.com.

4        American Century Investments                             1-800-345-3533

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Advisor Class shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                      Management    Distribution and          Other         Total Annual Fund
                                      Fee(1)        Service (12b-1) Fees(2)   Expenses(3)   Operating Expenses

Strategic Allocation: Conservative    0.75%         0.50%                     0.00%         1.25%
Strategic Allocation: Moderate        0.85%         0.50%                     0.00%         1.35%
Strategic Allocation: Aggressive      0.95%         0.50%                     0.00%         1.45%

1    Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped-fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

2    The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 18.

3    Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 ...your cost of investing in the fund would be:

                                       1 year     3 years      5 years    10 years
Strategic Allocation: Conservative      $127       $395         $683       $1,503
Strategic Allocation: Moderate          $137       $426         $736       $1,614
Strategic Allocation: Aggressive        $147       $456         $788       $1,724

[left margin]

[graphic of finger pointing]

When purchasing through a financial intermediary you may be charged a fee.

[graphic of finger pointing]

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

www.americancentury.com                   American Century Investments     5

OBJECTIVES, STRATEGIES AND RISKS

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as stocks, bonds and money market instruments. Each fund holds a different mix of these asset types and seeks the highest level of total return consistent with its asset mix.

*  STRATEGIC ALLOCATION: CONSERVATIVE seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities.

*  STRATEGIC ALLOCATION: MODERATE seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and money market securities.

*  STRATEGIC ALLOCATION: AGGRESSIVE seeks long-term capital growth with a small amount of income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and money market securities.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds' strategic asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. The funds may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The fund managers draw on growth, value and quantitative investment techniques in managing the equity portion of the funds'
portfolios and diversify the funds' equity investments among small, medium and large companies.

The growth strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the funds' managers believe to be temporarily undervalued. The primary quantitative management technique the managers use is portfolio optimization. The managers may construct a portion of the funds' portfolios to match the risk characteristics of the S&P 500 and then optimize each portfolio to achieve the desired balance of risk and return potential.

Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular discipline or investment category may be emphasized when, in the managers' opinion, such discipline or investment category is undervalued relative to the other disciplines or categories.

The funds also invest in a variety of debt securities payable in both U.S. and foreign currencies. The funds primarily invest in investment-grade securities, that is, securities rated in the four highest categories by independent rating organizations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in high-yield securities. High-yield securities are higher risk, nonconvertible debt obligations that are rated below investment-grade. The funds may also invest in unrated securities based on the fund managers' assessment of their credit quality. Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

[left margin]

[graphic of finger pointing]

The names of the three asset allocation funds offered in this Prospectus are intended to reflect the relative short-term price volatility risk among the funds and are not an indication of the advisor's assessment of the riskiness of the funds as compared to other mutual funds, including other mutual funds within the American Century family of funds.

6        American Century Investments                             1-800-345-3533

The funds may invest the cash-equivalent portion of their portfolios in high-quality money market investments (denominated in U.S. dollars or foreign currencies).

The following table shows the operating ranges within which each fund's asset mix  generally will vary over short-term periods. These variations may be due to differences in asset class performance or prevailing market conditions.

Operating Ranges

                                         Equity           Fixed-Income or
                                         Securities       Debt Securities     Cash
Fund                                     (Stocks)         (Bonds)             Equivalents
Strategic Allocation: Conservative       39-51%           38-52%              5-20%
Strategic Allocation: Moderate           53-73%           21-41%              0-15%
Strategic Allocation: Aggressiv          63-93%           10-30%              0-15%

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The value of the funds' fixed-income securities will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise, when interest rates rise, prices fall.

The value of the funds' fixed-income securities also will be affected by the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

When interest rates change, the amount of income a fund generates will be affected. Generally, when interest rates rise, a fund's income and its share value will decline. The opposite is true when interest rates decline.

The lowest-rated investment-grade bonds in which the funds may invest contain some speculative characteristics. Having those bonds in the funds' portfolios means the funds' values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds. In addition, Strategic Allocation: Moderate and Strategic Allocation: Aggressive
may invest in higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds. These securities are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

Although the fund managers intend to invest the funds' assets primarily in U.S.
securities, the funds may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

A fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

These funds are intended for investors who seek to diversify their assets among various classes of investments, such as stocks, bonds and money market instruments, and who are willing to accept the risks associated with the funds'
investment strategies.

[left margin]

[graphic of finger pointing]

Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.

www.americancentury.com                   American Century Investments     7

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of each fund. The amount of the management fee for the Advisor
Class is calculated daily and paid monthly in arrears, taking into account the average net assets of all classes of a fund.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a  Percentage of Average Net
Assets for the Most Recent Fiscal Year Ended November 30, 2000

Strategic Allocation: Conservative                                        0.75%
Strategic Allocation: Moderate                                            0.85%
Strategic Allocation: Aggressive                                          0.95%

8        American Century Investments                             1-800-345-3533

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team are identified below.

JEFFREY R. TYLER (ASSET ALLOCATION AND CORE EQUITY)

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in February 1996. He also is a member of the teams that manage Equity Growth, Income & Growth and
Balanced. He joined American Century as a Portfolio Manager in January 1988. He
has a bachelor's degree in business economics from the University of California
- Santa Barbara and an MBA in finance and economics from Northwestern
University. He is a Chartered Financial Analyst.

PHILLIP N. DAVIDSON (MID-CAP VALUE)

Mr. Davidson, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in February
1996. He is also a member of the teams that manage Value and Equity Income.
Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an
MBA from Illinois State University.

MICHAEL J. DONNELLY (EMERGING MARKETS EQUITY)

Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages the funds since April 2000. He also has been a member of the team that manages Emerging Markets since the fund's inception in September 1997.
He joined American Century in August 1997. From 1993 to 1997, he served as Vice
President and Portfolio Manager for Federated Investors, Inc. He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management,
Northwestern University. He is a Chartered Financial Analyst.

THERESA C. FENNELL (HIGH-YIELD DEBT)

Ms. Fennell, Vice President and Portfolio Manager, has been a member of the team that manages the funds since April 2000. She also has been a member of the team that manages High-Yield since its inception in September 1997. She joined
American Century in June 1997. Prior to joining American Century, she was an
Associate Portfolio Manager with Smith Barney Mutual Funds Management, Inc. She has a bachelor's degree in economics from the University of Virginia. Ms.
Fennell is a Chartered Financial Analyst.

GLENN A. FOGLE (MID-CAP GROWTH)

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in February 1996. He also is a member of the team that manages Vista, where he has been a Portfolio
Manager since March 1993. He joined American Century in September 1990 as an
Investment Analyst. He has a bachelor of business administration (management)
and an MBA in finance from Texas Christian University. He is a Chartered
Financial Analyst.

BRIAN HOWELL (HIGH-GRADE DEBT)

Mr. Howell, Vice President and Portfolio Manager, has been a member of the team that manages the funds since May 1997. He joined American Century in 1988. He was Portfolio Manager of the Capital Preservation Fund from May 1995 to May
1997. He has a bachelor's degree in mathematics/statistics and an MBA from the
University of California - Berkeley.

[left margin]

[graphic of finger pointing]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within  60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

www.americancentury.com                   American Century Investments     9

MARK S. KOPINSKI (INTERNATIONAL EQUITY)

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since April 1997. He also is a member of the teams that manage International Growth, International Discovery and the
Emerging Markets Fund. Before rejoining American Century, he served as Vice
President and Portfolio Manager at Federated Investors, Inc. from June 1995 to
March 1997. From 1990 to 1995 he served as Vice President and a member of the team that managed International Growth and International Discovery. He has a
bachelor's degree in business administration from Monmouth College and a master's degree in Asian studies from the University of Illinois.

MARK MALLON (LARGE-CAP VALUE)

Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior
Vice President, has been a member of the team that manages the funds since
December 2000. He also has been a member of the team that manages Tax-Managed
Value since its inception in March 1999. He joined American Century in April
1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and
Chief Executive Officer of Federated Investment Counseling and Executive Vice
President of Federated Research Corporation since January 1990. Mr. Mallon has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered Financial Analyst.

SCOTT A. MOORE (MID-CAP VALUE)

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages the funds since February 1999. He is also a member of the teams that manage Value and Equity Income. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern
Illinois University and an MBA in finance from the University of Missouri -
Columbia. He is a Chartered Financial Analyst.

CHARLES RITTER (LARGE-CAP VALUE)

Mr. Ritter, Vice President and Portfolio Manager, has been a member of the team that manages the funds since December 2000. He also has been a member of the team that manages Tax-Managed Value since its inception in March 1999. He joined
American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and
Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an
MBA from the University of Chicago. He is a Chartered Financial Analyst.

DAVID M. ROSE (MID-CAP GROWTH)

Mr. Rose, Portfolio Manager, has been a member of the team that manages the funds since January 2001. He also has been a member of the team that manages
Vista since January 2001. He joined American Century in July 1998 as an investment analyst. Before joining American Century, he was the business manager for SingleLife Enterprises Inc. from September 1991 to May 1996. From August
1996 to May 1998, he attended the University of Wisconsin-Madison, where he earned an MS in finance, investments and banking. He also has a bachelor's degree in business administration from Washington University.

GINA SANCHEZ (ASSET ALLOCATION)

Ms. Sanchez, Portfolio Manager, has been a member of the team that manages the funds since February 1999. She joined American Century in March 1998 as an
Analyst and was promoted to Portfolio Manager in February 2001. Prior to joining
American Century, she was an Emerging Markets Product Manager at Infinity
Financial Technology from September 1997 to March 1998 and a Research Analyst at
J.P. Morgan from October 1994 to August 1997. She has a bachelor's degree in economics from Harvard University.

10        American Century Investments                             1-800-345-3533

HENRIK STRABO (INTERNATIONAL EQUITY)

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages the funds since their inception in February 1996. He also is a member of the team that manages Global Growth, International Growth and International Discovery. He joined American Century in 1993 as an Investment
Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

DENISE TABACCO (CASH)

Ms. Tabacco, Vice President and Portfolio Manager, has been a member of the team that manages the funds since January 1998. She also is a member of the team that manages the Prime Money Market Fund. She joined American Century in 1988, becoming a member of its portfolio department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from
Golden Gate University.

GREGORY J. WOODHAMS (LARGE-CAP GROWTH)

Mr. Woodhams, Vice President and Portfolio Manager, has been a member of the team that manages the funds since April 2000. He also has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and
Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase
Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a Chartered
Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

www.americancentury.com                   American Century Investments    11

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[left margin]

[graphic of finger pointing]

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

12        American Century Investments                             1-800-345-3533

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor who we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

[left margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of finger pointing]

A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

www.americancentury.com                   American Century Investments     13

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

14        American Century Investments                             1-800-345-3533

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its  investment securities.

The funds pay distributions of substantially all of their income quarterly, with the exception of Strategic Allocation: Aggressive, which pays such distributions annually. Distributions from realized capital gains are generally paid twice a year, usually in March and December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
The funds' distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting the next  business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[left margin]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments     15

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value of the fund shares has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                 Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
Short-term capital gains             Ordinary income rate       Ordinary income rate
Long-term capital gains (1-5 years)  10%                        20%
Long-term capital gains (>5 years)    8%                        20%(1)

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[left margin]

[graphic of finger pointing]

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

16        American Century Investments                             1-800-345-3533

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemption proceeds to the IRS.

www.americancentury.com                   American Century Investments     17

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class,
Institutional Class and Advisor Class. The shares offered by this Prospectus are
Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds' Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make Advisor Class shares available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple
Class Structure - Master Distribution and Shareholder Services Plan in the
Statement of Additional Information.

18        American Century Investments                             1-800-345-3533

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activit

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

www.americancentury.com                   American Century Investments     19

STRATEGIC ALLOCATION: CONSERVATIVE FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted

Per-Share Data

                                                             2000     1999     1998     1997    1996(1)
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $5.69    $5.59    $5.56    $5.26    $5.09
                                                           -----------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                   0.18     0.15     0.17     0.17     0.03
  Net Realized and Unrealized Gain on
  Investment Transactions                                    0.18     0.30     0.31     0.38     0.14
                                                           -----------------------------------------------
  Total From Investment Operations                           0.36     0.45     0.48     0.55     0.17
                                                           -----------------------------------------------
Distributions
  From Net Investment Income                                (0.17)   (0.16)   (0.19)   (0.16)     --
  From Net Realized Gains on
  Investment Transactions                                   (0.19)   (0.19)   (0.26)   (0.09)     --
                                                           -----------------------------------------------
  Total Distributions                                       (0.36)   (0.35)   (0.45)   (0.25)     --
                                                           -----------------------------------------------
Net Asset Value, End of Period                              $5.69    $5.69    $5.59    $5.56    $5.26
                                                           ===============================================
  Total Return(3)                                            6.49%    8.32%    9.06%   10.77%    3.34%
Ratios/Supplemental Data
                                                              2000     1999    1998      1997     1996(1)
----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            1.25%     .25%    1.25%    1.25%    1.25%(4)
Ratio of Net Investment Income to Average Net Assets         3.07%    2.76%    3.10%    3.23%    3.25%(4)
Portfolio Turnover Rate                                       149%     105%     113%     124%      44%(5)
Net Assets, End of Period (in thousands)                  $11,737   $8,876   $6,596   $4,253   $3,973

(1)  October 2, 1996 (commencement of sale) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the period February 15, 1996 (inception of fund) through
     November 30, 1996.

20            American Century Investments                                     1-800-345-3533

STRATEGIC ALLOCATION: MODERATE FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted

Per-Share Data

                                                            2000      1999     1998      1997      1996(1)
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $6.89     $6.22     $5.98    $5.42     $5.24
                                                           -----------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                  0.15      0.11      0.13     0.12      0.02
  Net Realized and Unrealized Gain on
  Investment Transactions                                   0.20      0.88      0.45     0.56      0.16
                                                           -----------------------------------------------
  Total From Investment Operations                          0.35      0.99      0.58     0.68      0.18
                                                           -----------------------------------------------
Distributions
  From Net Investment Income                               (0.14)    (0.11)    (0.14)   (0.11)      --
  From Net Realized Gains on
  Investment Transactions                                  (0.18)    (0.21)    (0.20)   (0.01)      --
                                                           -----------------------------------------------
  Total Distributions                                      (0.32)    (0.32)    (0.34)   (0.12)      --
                                                           -----------------------------------------------
Net Asset Value, End of Period                             $6.92     $6.89     $6.22    $5.98     $5.42
                                                           ===============================================
  Total Return(3)                                           4.95%    16.66%    10.07%   12.72%     3.44%
Ratios/Supplemental Data
                                                             2000     1999      1998      1997     1996(1)
----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           1.35%     1.35%     1.35%    1.35%    1.35%(4)
Ratio of Net Investment Income to Average Net Assets        1.99%     1.67%     2.13%    2.18%    2.10%(4)
Portfolio Turnover Rate                                      153%      107%      127%     119%      78%(5)
Net Assets, End of Period (in thousands)                 $21,605   $15,979   $13,251   $8,573   $7,566

(1)  October 2, 1996 (commencement of sale) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the period February 15, 1996 (inception of fund) through
     November 30, 1996.

www.americancentury.com                                    American Century Investments       21

STRATEGIC ALLOCATION: AGGRESSIVE FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted

Per-Share Data
                                                           2000     1999       1998     1997    1996(1)
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $7.89     $6.52     $6.23    $5.53    $5.37
                                                           -----------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                 0.09      0.05      0.08     0.07     0.01
  Net Realized and Unrealized Gain on
  Investment Transactions                                  0.29      1.55      0.49     0.67     0.15
                                                           -----------------------------------------------
  Total From Investment Operations                         0.38      1.60      0.57     0.74     0.16
                                                           -----------------------------------------------
Distributions
  From Net Investment Income                              (0.06)    (0.06)    (0.07)   (0.04)     --
  Net Realized and Unrealized Gain on
  Investment Transactions                                 (0.35)    (0.17)    (0.21)     --       --
                                                           -----------------------------------------------
  Total Distributions                                     (0.41)    (0.23)    (0.28)   (0.04)     --
                                                           -----------------------------------------------
Net Asset Value, End of Period                            $7.86     $7.89     $6.52    $6.23    $5.53
                                                           ===============================================
  Total Return(3)                                          4.78%    25.46%     9.66%   13.43%    2.98%
Ratios/Supplemental Data
                                                            2000      1999     1998     1997      1996(1)
----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.45%     1.45%     1.45%    1.45%    1.45%(4)
Ratio of Net Investment Income to Average Net Assets       1.00%     0.77%     1.24%    1.33%    1.31%(4)
Portfolio Turnover Rate                                     149%      115%      134%     135%      64%(5)
Net Assets, End of Period (in thousands)                $40,721   $13,417   $10,228   $8,095   $5,872

(1)  October 2, 1996 (commencement of sale) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the period February 15, 1996 (inception of fund) through
     November 30, 1996.

22            American Century Investments                                                        1-800-345-3533

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

www.americancentury.com                   American Century Investments     23

STRATEGIC ALLOCATION: CONSERVATIVE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted

Per-Share Data
                                                           2000       1999      1998       1997     1996(1)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $5.69      $5.59     $5.55      $5.26     $5.00
                                                        --------------------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                 0.19       0.17      0.18       0.19      0.13
  Net Realized and Unrealized Gain on
  Investment Transactions                                  0.19       0.28      0.31       0.36      0.22
                                                        --------------------------------------------------------
  Total From Investment Operations                         0.38       0.45      0.49       0.55      0.35
                                                        --------------------------------------------------------
Distributions
  From Net Investment Income                              (0.19)     (0.16)    (0.19)     (0.17)    (0.09)
  From Net Realized Gains on
  Investment Transactions                                 (0.19)     (0.19)    (0.26)     (0.09)      --
                                                        --------------------------------------------------------
  Total Distributions                                     (0.38)     (0.35)    (0.45)     (0.26)    (0.09)
                                                        --------------------------------------------------------
Net Asset Value, End of Period                            $5.69      $5.69     $5.59      $5.55     $5.26
                                                        ========================================================
  Total Return(3)                                          6.74%      8.47%     9.43%     10.87%     7.02%

Ratios/Supplemental Data
                                                           2000       1999      1998        1997     1996(1)
----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.00%      1.00%     1.00%      1.00%     1.01%(4)
Ratio of Net Investment Income to Average Net Assets       3.32%      3.01%     3.35%      3.48%     3.67%(4)
Portfolio Turnover Rate                                     149%      105%       113%       124%       44%
Net Assets, End of Period (in thousands)               $168,037   $167,083   $180,970   $156,733   $33,110

(1)  February 15, 1996 (inception) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

24            American Century Investments                                                1-800-345-3533

STRATEGIC ALLOCATION: MODERATE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted

Per-Share Data

                                                              2000       1999      1998        1997      1996(1)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $6.89      $6.22      $5.98      $5.42      $5.00
                                                        --------------------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                    0.16       0.12       0.15       0.14       0.10
  Net Realized and Unrealized Gain on
  Investment Transactions                                     0.20       0.88       0.45       0.56       0.39
                                                        --------------------------------------------------------
  Total From Investment Operations                            0.36       1.00       0.60       0.70       0.49
                                                        --------------------------------------------------------
Distributions
  From Net Investment Income                                 (0.15)     (0.12)     (0.16)     (0.13)     (0.07)
  From Net Realized Gains on
  Investment Transactions                                    (0.18)     (0.21)     (0.20)     (0.01)       --
                                                        --------------------------------------------------------
  Total Distributions                                        (0.33)     (0.33)     (0.36)     (0.14)     (0.07)
                                                        --------------------------------------------------------
Net Asset Value, End of Period                               $6.92      $6.89      $6.22      $5.98      $5.42
                                                        ========================================================
  Total Return(3)                                             5.20%     16.97%     10.32%     13.02%      9.91%

Ratios/Supplemental Data
                                                              2000       1999        1998      1997        1996(1)
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             1.10%      1.10%      1.10%      1.10%      1.10%(4)
Ratio of Net Investment Income to Average Net Assets          2.24%      1.92%      2.38%      2.43%     2.52%(4)
Portfolio Turnover Rate                                        153%       107%       127%       119%       78%
Net Assets, End of Period (in thousands)                  $444,882   $375,592   $261,721   $201,384   $57,836

(1)  February 15, 1996 (inception) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                                              American Century Investments    25

STRATEGIC ALLOCATION: AGGRESSIVE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted

Per-Share Data
                                                             2000      1999       1998       1997      1996(1)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $7.91      $6.54      $6.25      $5.53     $5.00
                                                        --------------------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                   0.11       0.07       0.10       0.09     0.07
  Net Realized and Unrealized Gain on
  Investment Transactions                                    0.30       1.55       0.49       0.67     0.46
                                                        --------------------------------------------------------
  Total From Investment Operations                           0.41       1.62       0.59       0.76     0.53
                                                        --------------------------------------------------------
Distributions
  From Net Investment Income                                (0.08)     (0.08)     (0.09)     (0.04)      --
  From Net Realized Gains on
  Investment Transactions                                   (0.35)     (0.17)     (0.21)       --        --
                                                        --------------------------------------------------------
  Total Distributions                                       (0.43)     (0.25)     (0.30)     (0.04)      --
                                                        --------------------------------------------------------
Net Asset Value, End of Period                              $7.89      $7.91      $6.54      $6.25     $5.53
                                                        ========================================================
  Total Return(3)                                            5.14%     25.69%      9.93%     13.84%    10.60%

Ratios/Supplemental Data
                                                              2000      1999       1998       1997      1996(1)
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            1.20%      1.20%      1.20%      1.20%     1.20%(4)
Ratio of Net Investment Income to Average Net Assets         1.25%      1.02%      1.49%      1.58%     1.72%(4)
Portfolio Turnover Rate                                       149%       115%       134%       135%       64%
Net Assets, End of Period (in thousands)                 $311,193   $192,831   $145,125   $109,497   $46,276

(1)  February 15, 1996 (inception) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for period less than one year are not annualized.

(4)  Annualized.

26            American Century Investments                                               1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments     27

NOTES

28        American Century Investments                             1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments     29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and  practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and  semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of  this information.

In person              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location and hours.

On the Internet        * EDGAR database at www.sec.gov
                       * By email request at publicinfo@sec.gov

By mail                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-8532

                 [american century logo and text logo (reg. sm)]

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0104
SH-PRS-24384

[front cover]

Your
AMERICAN CENTURY
prospectus

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

                                                                  APRIL 1, 2001
                                                            INSTITUTIONAL CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                    American Century Investment Services, Inc.

[inside front cover]

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and, more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds - the funds' investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

[signature of W. Gordon Snyder]

W. Gordon Snyder President,
Chief Marketing Officer
American Century Investment Services, Inc.

[left margin]

[american century logo and text logo (reg. sm)]

American Century
Investments

P.O. Box 419385
Kansas City, MO
64141-6385

     Strategic Allocation: Conservative Fund
     Strategic Allocation: Moderate Fund
     Strategic Allocation: Aggressive Fund

[left margin]

Throughout this book you'll find  definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

[graphic of finger pointing]

This symbol highlights special  information and helpful tips.

                                                    American Century Investments

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as equity securities, bonds and cash-equivalent instruments. Each fund holds a different mix of these asset types and seeks the highest level of TOTAL RETURN consistent with its asset mix.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES?

The funds' strategic asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments.

*  STRATEGIC ALLOCATION: CONSERVATIVE seeks regular income through its emphasis on bonds and cash-equivalent securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities.

*  STRATEGIC ALLOCATION: MODERATE seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and cash-equivalent securities.

*  STRATEGIC ALLOCATION: AGGRESSIVE seeks long-term capital growth with a small amount of regular income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and cash-equivalent securities.

The funds may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The fund managers draw on growth, value and quantitative investment techniques in managing the equity portion of the funds' portfolios, and they diversify the funds' equity investments among small, medium and large companies.

The funds also invest in a variety of debt securities payable in both U.S. and foreign currencies. The funds primarily invest in investment-grade securities, that is, securities rated in the four highest categories by independent rating organizations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in below investment-grade (high-yield) securities.

The following table indicates each fund's neutral mix, that is, how each fund's investments generally will be allocated among the major asset classes over the long term.

                                         Equity         Fixed-Income or
                                         Securities     Debt Securities       Cash
Fund                                     (Stocks)       (Bonds)               Equivalents
Strategic Allocation: Conservative       45%            45%                   10%
Strategic Allocation: Moderate           63%            31%                   6%
Strategic Allocation: Aggressive         78%            20%                   2%

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  INTEREST RATE RISK - Generally, when interest rates rise, the value of a fund's fixed-income securities will decline. The opposite is true when interest rates decline.

*  CREDIT RISK - The value of a fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

*  PRINCIPAL LOSS - As with all mutual funds, it is possible to lose money by investing in the funds.

[left margin]

TOTAL RETURN includes capital appreciation plus dividend and interest income.

2        American Century Investments                             1-800-345-3533

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*  seeking funds that combine the potential for long-term capital growth with income

*  seeking the convenience of funds that invest in both equity and fixed-income securities

*  comfortable with the risks associated with the funds' investment strategy

*  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*  not seeking current income from your investment

*  investing for a short period of time

*  uncomfortable with volatility in the value of your investment

[left margin]

[graphic of finger pointing]

An investment in the funds is not a  bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

www.americancentury.com                   American Century Investments     3

FUND PERFORMANCE HISTORY

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

When the Institutional Class of a fund has investment results for a full calendar year, this section will feature charts that show its

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Total Returns, including a comparison of these returns to a benchmark index for the Institutional Class of the fund

The performance of the fund's Investor Class of shares for each full calendar year in the life of the fund is shown below.(1)

[bar chart data below]

Strategic Allocation Fund: Conservative
2000     4.89%
1999    11.17%
1998    10.53%
1997    12.84%

Strategic Allocation Fund: Moderate
2000     0.25%
1999    22.28%
1998    12.75%
1997    15.24%

Strategic Allocation Fund: Aggressive
2000    -2.50%
1999    33.83%
1998    13.80%
1997    16.23%

(1)  If the Institutional Class had existed during the periods presented, its performance would have been substantially similar to that of the Investor
     Class because each represents an investment in the same portfolio of securities. However, performance of the Institutional Class would have been higher because of its lower expense ratio.

[left margin]

[graphic of finger pointing]

All past performance information is designed to help show you how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[graphic of finger pointing]

For current performance information, please call us at 1-800-345-3533 or visit us at www.americancentury.com.

4        American Century Investments                             1-800-345-3533

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the Institutional Class  shares of other American Century funds

*  to redeem your shares

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                      Management   Distribution and        Other         Total Annual Fund
                                      Fee(1)       Service (12b-1) Fees    Expenses(2)   Operating Expenses
Strategic Allocation: Conservative    0.80%        None                    0.00%         0.80%
Strategic Allocation: Moderate        0.90%        None                    0.00%         0.90%
Strategic Allocation: Aggressive      1.00%        None                    0.00%         1.00%

(1)  The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

(2)  Other expenses, which include the fees and expenses of the funds'
     independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

 ...your cost of investing in the fund would be:

                                          1 year     3 years      5 years    10 years
Strategic Allocation: Conservative        $82        $255         $443       $987
Strategic Allocation: Moderate            $92        $286         $497       $1,104
Strategic Allocation: Aggressive          $102       $318         $551       $1,219

[left margin]

[graphic of finger pointing]

When purchasing through a financial intermediary you may be charged a fee.

[graphic of finger pointing]

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

www.americancentury.com                   American Century Investments     5

OBJECTIVES, STRATEGIES AND RISKS

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as stocks, bonds and money market instruments. Each fund holds a different mix of these asset types and seeks the highest level of total return consistent with its asset mix.

*  STRATEGIC ALLOCATION: CONSERVATIVE seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities.

*  STRATEGIC ALLOCATION: MODERATE seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and money market securities.

*  STRATEGIC ALLOCATION: AGGRESSIVE seeks long-term capital growth with a small amount of income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and money market securities.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds' strategic asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. The funds may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The fund managers draw on growth, value and quantitative investment techniques in managing the equity portion of the funds'
portfolios and diversify the funds' equity investments among small, medium and large companies.

The growth strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the funds' managers believe to be temporarily undervalued. The primary quantitative management technique the managers use is portfolio optimization. The managers may construct a portion of the funds' portfolios to match the risk characteristics of the S&P 500 and then optimize each portfolio to achieve the desired balance of risk and return potential.

Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular discipline or investment category may be emphasized when, in the managers' opinion, such discipline or investment category is undervalued relative to the other disciplines or categories.

The funds also invest in a variety of debt securities payable in both U.S. and foreign currencies. The funds primarily invest in investment-grade securities, that is, securities rated in the four highest categories by independent rating organizations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in high-yield securities. High-yield securities are higher risk, nonconvertible debt obligations that are rated below investment-grade. The funds may also invest in unrated securities based on the fund managers' assessment of their credit quality. Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

The funds may invest the cash-equivalent portion of their portfolios in high-quality money market investments (denominated in U.S. dollars or foreign currencies).

[left margin]

[graphic of finger pointing]

The names of the three asset allocation funds offered in this Prospectus are intended to reflect the relative short-term price volatility risk among the funds and are not an indication of the advisor's assessment of the riskiness of the funds as compared to other mutual funds, including other mutual funds within the American Century family of funds.

6        American Century Investments                             1-800-345-3533

The following table shows the operating ranges within which each fund's asset mix  generally will vary over short-term periods. These variations may be due to differences in asset class performance or prevailing market conditions.

Operating Ranges
                                      Equity         Fixed-Income or
                                      Securities     Debt Securities      Cash
Fund                                  (Stocks)       (Bonds)              Equivalents
Strategic Allocation: Conservative    39-51%         38-52%               5-20%
Strategic Allocation: Moderate        53-73%         21-41%               0-15%
Strategic Allocation: Aggressive      63-93%         10-30%               0-15%

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The value of the funds' fixed-income securities will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise, when interest rates rise, prices fall.

The value of the funds' fixed-income securities also will be affected by the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

When interest rates change, the amount of income a fund generates will be affected. Generally, when interest rates rise, a fund's income and its share value will decline. The opposite is true when interest rates decline.

The lowest-rated investment-grade bonds in which the funds may invest contain some speculative characteristics. Having those bonds in the funds' portfolios means the funds' values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds. In addition, Strategic Allocation: Moderate and Strategic Allocation: Aggressive
may invest in higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds. These securities are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the funds.

Although the fund managers intend to invest the funds' assets primarily in U.S.
securities, the funds may invest in foreign securities.  Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

A fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

These funds are intended for investors who seek to diversify their assets among various classes of investments, such as stocks, bonds and money market instruments, and who are willing to accept the risks associated with the funds'
investment strategies.

[left margin]

[graphic of finger pointing]

Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.

www.americancentury.com                   American Century Investments      7

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than two-thirds of the directors are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of each fund. The amount of the management fee for the
Institutional Class is calculated daily and paid monthly in arrears, taking into account the average net assets of all classes  of a fund.

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a  Percentage of Average Net
Assets for the Most Recent Fiscal Year Ended November 30, 2000
Strategic Allocation: Conservative                                       0.80%
Strategic Allocation: Moderate                                           0.90%
Strategic Allocation: Aggressive                                         1.00%

8        American Century Investments                             1-800-345-3533

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The portfolio managers on the investment team are identified below.

JEFFREY R. TYLER (ASSET ALLOCATION AND CORE EQUITY)

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in February 1996. He also is a member of the teams that manage Equity Growth, Income & Growth and
Balanced. He joined American Century as a Portfolio Manager in January 1988. He
has a bachelor's degree in business economics from the University of California
- Santa Barbara and an MBA in finance and economics from Northwestern
University. He is a Chartered Financial Analyst.

PHILLIP N. DAVIDSON (MID-CAP VALUE)

Mr. Davidson, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in February
1996. He is also a member of the teams that manage Value and Equity Income.
Prior to joining American Century, he spent 11 years at Boatmen's Trust Company in St. Louis and served as Vice President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an
MBA from Illinois State University.

MICHAEL J. DONNELLY (EMERGING MARKETS EQUITY)

Mr. Donnelly, Vice President and Portfolio Manager, has been a member of the team that manages the funds since April 2000. He also has been a member of the team that manages Emerging Markets since the fund's inception in September 1997.
He joined American Century in August 1997. From 1993 to 1997, he served as Vice
President and Portfolio Manager for Federated Investors, Inc. He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management,
Northwestern University. He is a Chartered Financial Analyst.

THERESA C. FENNELL (HIGH-YIELD DEBT)

Ms. Fennell, Vice President and Portfolio Manager, has been a member of the team that manages the funds since April 2000. She also has been a member of the team that manages High-Yield since its inception in September 1997. She joined
American Century in June 1997. Prior to joining American Century, she was an
Associate Portfolio Manager with Smith Barney Mutual Funds Management, Inc. She has a bachelor's degree in economics from the University of Virginia. Ms.
Fennell is a Chartered Financial Analyst.

GLENN A. FOGLE (MID-CAP GROWTH)

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in February 1996. He also is a member of the team that manages Vista, where he has been a Portfolio
Manager since March 1993. He joined American Century in September 1990 as an
Investment Analyst. He has a bachelor of business administration (management)
and an MBA in finance from Texas Christian University. He is a Chartered
Financial Analyst.

BRIAN HOWELL (HIGH-GRADE DEBT)

Mr. Howell, Vice President and Portfolio Manager, has been a member of the team that manages the funds since May 1997. He joined American Century in 1988. He was Portfolio Manager of the Capital Preservation Fund from May 1995 to May
1997. He has a bachelor's degree in mathematics/statistics and an MBA from the
University of California - Berkeley.

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[graphic of finger pointing]

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within  60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

www.americancentury.com                   American Century Investments      9

MARK S. KOPINSKI (INTERNATIONAL EQUITY)

Mr. Kopinski, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since April 1997. He also is a member of the teams that manage International Growth, International Discovery and the
Emerging Markets Fund. Before rejoining American Century, he served as Vice
President and Portfolio Manager at Federated Investors, Inc. from June 1995 to
March 1997. From 1990 to 1995 he served as Vice President and a member of the team that managed International Growth and International Discovery. He has a
bachelor's degree in business administration from Monmouth College and a master's degree in Asian studies from the University of Illinois.

MARK MALLON (LARGE-CAP VALUE)

Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior
Vice President, has been a member of the team that manages the funds since
December 2000. He also has been a member of the team that manages Tax-Managed
Value since its inception in March 1999. He joined American Century in April
1997. From August 1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors, and had served as President and
Chief Executive Officer of Federated Investment Counseling and Executive Vice
President of Federated Research Corporation since January 1990. Mr. Mallon has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered Financial Analyst.

SCOTT A. MOORE (MID-CAP VALUE)

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages the funds since February 1999. He is also a member of the teams that manage Value and Equity Income. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern
Illinois University and an MBA in finance from the University of Missouri -
Columbia. He is a Chartered Financial Analyst.

CHARLES RITTER (LARGE-CAP VALUE)

Mr. Ritter, Vice President and Portfolio Manager, has been a member of the team that manages the funds since December 2000. He also has been a member of the team that manages Tax-Managed Value since its inception in March 1999. He joined
American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and
Portfolio Manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University. He also has an
MBA from the University of Chicago. He is a Chartered Financial Analyst.

DAVID M. ROSE (MID-CAP GROWTH)

Mr. Rose, Portfolio Manager, has been a member of the team that manages the funds since January 2001. He also has been a member of the team that manages
Vista since January 2001. He joined American Century in July 1998 as an investment analyst. Before joining American Century, he was the business manager for SingleLife Enterprises Inc. from September 1991 to May 1996. From August
1996 to May 1998, he attended the University of Wisconsin-Madison, where he earned an MS in finance, investments and banking. He also has a bachelor's degree in business administration from Washington University.

GINA SANCHEZ (ASSET ALLOCATION)

Ms. Sanchez, Portfolio Manager, has been a member of the team that manages the funds since February 1999. She joined American Century in March 1998 as an
Analyst and was promoted to Portfolio Manager in February 2001. Prior to joining
American Century, she was an Emerging Markets Product Manager at Infinity
Financial Technology from September 1997 to March 1998 and a Research Analyst at
J.P. Morgan from October 1994 to August 1997. She has a bachelor's degree in economics from Harvard University.

10        American Century Investments                             1-800-345-3533

HENRIK STRABO (INTERNATIONAL EQUITY)

Mr. Strabo, Chief Investment Officer-International Equities, has been a member of the team that manages the funds since their inception in February 1996. He also is a member of the team that manages Global Growth, International Growth and International Discovery. He joined American Century in 1993 as an Investment
Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.

DENISE TABACCO (CASH)

Ms. Tabacco, Vice President and Portfolio Manager, has been a member of the team that manages the funds since January 1998. She also is a member of the team that manages the Prime Money Market Fund. She joined American Century in 1988, becoming a member of its portfolio department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from
Golden Gate University.

GREGORY J. WOODHAMS (LARGE-CAP GROWTH)

Mr. Woodhams, Vice President and Portfolio Manager, has been a member of the team that manages the funds since April 2000. He also has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and
Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase
Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a Chartered
Financial Analyst.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors may change any other policies and investment strategies.

www.americancentury.com                   American Century Investments     11

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS

The minimum investment is $5 million ($3 million for endowments and foundations)
per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form.

12        American Century Investments                             1-800-345-3533

WAYS TO MANAGE YOUR ACCOUNT

BY TELEPHONE
Service Representative
1-800-345-3533

[graphic of telephone]

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated Information Line  if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS
Call if you have authorized us to invest from  your bank account.

SELL SHARES
Call a Service Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419385
Kansas City, MO 64141-6385

Fax
816-340-4655

[graphic of envelope]

OPEN AN ACCOUNT
Send a signed, completed application and  check or money order payable to
American Century Investments.

EXCHANGE SHARES
Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least  $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES
Send written instructions or a redemption form  to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of arrows in circle]

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
BY WIRE

[graphic of finger pointing]

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT
Call to set up your account or mail a completed application to the address provided in the  "By mail" section. Give your bank the following information to wire money.

* Our bank information
      Commerce Bank N.A.
      Routing No. 101000019
      Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)
+For additional investments only

MAKE ADDITIONAL INVESTMENTS
Follow the "Open an account" wire instructions.

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

www.americancentury.com                   American Century Investments      13

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20%
higher than the Institutional Class.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

[left margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of finger pointing]

A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

14        American Century Investments                             1-800-345-3533

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor who we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

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[graphic of finger pointing]

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

www.americancentury.com                   American Century Investments     15

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its  investment securities.

The funds pay distributions of substantially all of their income quarterly, with the exception of Strategic Allocation: Aggressive, which pays such distributions annually. Distributions from realized capital gains are generally paid twice a year, usually in March and December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
The funds' distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

[left margin]

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

16        American Century Investments                             1-800-345-3533

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value of the fund shares has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                  Tax Rate for 15% Bracket   Tax Rate for 28% Bracket or Above
Short-term capital gains              Ordinary income rate       Ordinary income rate
Long-term capital gains (1-5 years)   10%                        20%
Long-term capital gains (>5 years)    8%                         20%(1)

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[left margin]

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BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

www.americancentury.com                   American Century Investments       17

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31%
withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemption proceeds to the IRS.

18        American Century Investments                             1-800-345-3533

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class,
Institutional Class and Advisor Class. The shares offered by this Prospectus are
Institutional Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

www.americancentury.com                   American Century Investments    19

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

20        American Century Investments                             1-800-345-3533

STRATEGIC ALLOCATION: CONSERVATIVE FUND

Institutional Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                                       2000(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $5.68
                                                                    ------------
Income From Investment Operations
  Net Investment Income(2)                                             0.07
  Net Realized and Unrealized Loss on Investment Transactions         (0.01)
                                                                    ------------
  Total From Investment Operations                                     0.06
                                                                    ------------
Distributions
  From Net Investment Income                                          (0.05)
                                                                    ------------
Net Asset Value, End of Period                                        $5.69
                                                                    ============
  Total Return(3)                                                      1.10%
Ratios/Supplemental Data
                                                                       2000(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      0.80%(4)
Ratio of Net Investment Income to Average Net Assets                   3.70%(4)
Portfolio Turnover Rate                                                 149%(5)
Net Assets, End of Period (in thousands)                             $3,573

(1)  August 1, 2000 (commencement of sale) through November 30, 2000.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
 was calculated for the year ended November 30, 2000.

www.americancentury.com                   American Century Investments     21

STRATEGIC ALLOCATION: MODERATE FUND

Institutional Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                                       2000(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $7.23
                                                                    ------------
Income From Investment Operations
  Net Investment Income(2)                                             0.06
  Net Realized and Unrealized Loss on Investment Transactions         (0.31)
                                                                    ------------
  Total From Investment Operations                                    (0.25)
                                                                    ------------
Distributions
  From Net Investment Income                                          (0.05)
                                                                    ------------
Net Asset Value, End of Period                                        $6.93
                                                                    ============
  Total Return(3)                                                     (3.53)%
Ratios/Supplemental Data
                                                                       2000(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      0.90%(4)
Ratio of Net Investment Income to Average Net Assets                   2.67%(4)
Portfolio Turnover Rate                                                 153%(5)
Net Assets, End of Period (in thousands)                            $24,285

(1)  August 1, 2000 (commencement of sale) through November 30, 2000.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2000.

22       American Century Investments                             1-800-345-3533

STRATEGIC ALLOCATION: AGGRESSIVE FUND

Institutional Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data
                                                                       2000(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $8.50
                                                                    ------------
Income From Investment Operations
  Net Investment Income(2)                                              0.05
  Net Realized and Unrealized Loss on Investment Transactions         (0.66)
                                                                    ------------
  Total From Investment Operations                                    (0.61)
                                                                    ------------
Net Asset Value, End of Period                                        $7.89
                                                                    ============
  Total Return(3)                                                     (7.18)%
Ratios/Supplemental Data
                                                                        2000(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.00%(4)
Ratio of Net Investment Income to Average Net Assets                   1.70%(4)
Portfolio Turnover Rate                                                 149%(5)
Net Assets, End of Period (in thousands)                             $6,404

(1)  August 1, 2000 (commencement of sale) through November 30, 2000.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2000.

www.americancentury.com                   American Century Investments      23

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the fund's original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. The
Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower unified management fee.
If the Institutional Class had existed during the periods presented, its performance would have been higher because of the lower expense.

The table on the next page itemizes what contributed to the changes in Investor
Class share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to investors

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

24        American Century Investments                             1-800-345-3533

STRATEGIC ALLOCATION: CONSERVATIVE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted

Per-Share Data
                                                           2000       1999      1998       1997     1996(1)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $5.69      $5.59     $5.55      $5.26     $5.00
                                                        --------------------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                 0.19       0.17      0.18       0.19      0.13
  Net Realized and Unrealized Gain on
  Investment Transactions                                  0.19       0.28      0.31       0.36      0.22
                                                        --------------------------------------------------------
  Total From Investment Operations                         0.38       0.45      0.49       0.55      0.35
                                                        --------------------------------------------------------
Distributions
  From Net Investment Income                              (0.19)     (0.16)    (0.19)     (0.17)    (0.09)
  From Net Realized Gains on
  Investment Transactions                                 (0.19)     (0.19)    (0.26)     (0.09)      --
                                                        --------------------------------------------------------
  Total Distributions                                     (0.38)     (0.35)    (0.45)     (0.26)    (0.09)
                                                        --------------------------------------------------------
Net Asset Value, End of Period                            $5.69      $5.69     $5.59      $5.55     $5.26
                                                        ========================================================
  Total Return(3)                                          6.74%      8.47%     9.43%     10.87%     7.02%

Ratios/Supplemental Data
                                                           2000       1999      1998        1997     1996(1)
----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.00%      1.00%     1.00%      1.00%     1.01%(4)
Ratio of Net Investment Income to Average Net Assets       3.32%      3.01%     3.35%      3.48%     3.67%(4)
Portfolio Turnover Rate                                     149%      105%       113%       124%       44%
Net Assets, End of Period (in thousands)               $168,037   $167,083   $180,970   $156,733   $33,110

(1)  February 15, 1996 (inception) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                                              American Century Investments     25

STRATEGIC ALLOCATION: MODERATE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted

Per-Share Data
                                                              2000       1999      1998        1997      1996(1)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $6.89      $6.22      $5.98      $5.42      $5.00
                                                        --------------------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                    0.16       0.12       0.15       0.14       0.10
  Net Realized and Unrealized Gain on
  Investment Transactions                                     0.20       0.88       0.45       0.56       0.39
                                                        --------------------------------------------------------
  Total From Investment Operations                            0.36       1.00       0.60       0.70       0.49
                                                        --------------------------------------------------------
Distributions
  From Net Investment Income                                 (0.15)     (0.12)     (0.16)     (0.13)     (0.07)
  From Net Realized Gains on
  Investment Transactions                                    (0.18)     (0.21)     (0.20)     (0.01)       --
                                                        --------------------------------------------------------
  Total Distributions                                        (0.33)     (0.33)     (0.36)     (0.14)     (0.07)
                                                        --------------------------------------------------------
Net Asset Value, End of Period                               $6.92      $6.89      $6.22      $5.98      $5.42
                                                        ========================================================
  Total Return(3)                                             5.20%     16.97%     10.32%     13.02%      9.91%
Ratios/Supplemental Data
                                                              2000       1999        1998      1997        1996(1)
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets             1.10%      1.10%      1.10%      1.10%      1.10%(4)
Ratio of Net Investment Income to Average Net Assets          2.24%      1.92%      2.38%      2.43%     2.52%(4)
Portfolio Turnover Rate                                        153%       107%       127%       119%       78%
Net Assets, End of Period (in thousands)                  $444,882   $375,592   $261,721   $201,384   $57,836

(1)  February 15, 1996 (inception) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

26            American Century Investments                                           1-800-345-3533

STRATEGIC ALLOCATION: AGGRESSIVE FUND

Investor Class

For a Share Outstanding Throughout the Years Ended November 30 (except as noted

Per-Share Data
                                                             2000      1999       1998       1997      1996(1)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $7.91      $6.54      $6.25      $5.53     $5.00
                                                        --------------------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                   0.11       0.07       0.10       0.09     0.07
  Net Realized and Unrealized Gain on
  Investment Transactions                                    0.30       1.55       0.49       0.67     0.46
                                                        --------------------------------------------------------
  Total From Investment Operations                           0.41       1.62       0.59       0.76     0.53
                                                        --------------------------------------------------------
Distributions
  From Net Investment Income                                (0.08)     (0.08)     (0.09)     (0.04)      --
  From Net Realized Gains on
  Investment Transactions                                   (0.35)     (0.17)     (0.21)       --        --
                                                        --------------------------------------------------------
  Total Distributions                                       (0.43)     (0.25)     (0.30)     (0.04)      --
                                                        --------------------------------------------------------
Net Asset Value, End of Period                              $7.89      $7.91      $6.54      $6.25     $5.53
                                                        ========================================================
  Total Return(3)                                            5.14%     25.69%      9.93%     13.84%    10.60%
Ratios/Supplemental Data
                                                              2000      1999       1998       1997      1996(1)
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            1.20%      1.20%      1.20%      1.20%     1.20%(4)
Ratio of Net Investment Income to Average Net Assets         1.25%      1.02%      1.49%      1.58%     1.72%(4)
Portfolio Turnover Rate                                       149%       115%       134%       135%       64%
Net Assets, End of Period (in thousands)                 $311,193   $192,831   $145,125   $109,497   $46,276

(1)  February 15, 1996 (inception) through November 30, 1996.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for period less than one year are not annualized.

(4)  Annualized.

www.americancentury.com                   American Century Investments        27

NOTES

28        American Century Investments                             1-800-345-3533

NOTES

www.americancentury.com                   American Century Investments     29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and  practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and  semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including  the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location
                       and hours.

On the Internet        * EDGAR database at www.sec.gov
                       * By email request at publicinfo@sec.gov

By mail                SEC Public Reference Section
                       Washington, D.C. 20549-0102

Investment Company Act File No. 811-8532

                 [american century logo and text logo (reg. sm)]

                          American Century Investments
                               P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575

0104
SH-PRS-24385

[front cover]

AMERICAN CENTURY
statement of
additional information

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

                                                                  April 1, 2001

                                                      American Century Strategic
                                                         Asset Allocations, Inc.

   THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
     PROSPECTUSES DATED APRIL 1, 2001, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
    ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT
      PROSPECTUS. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT
     ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
                         AMERICAN CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM.

      THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
 INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
  DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
                                   SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

                                      American Century Investment Services, Inc.

www.americancentury.com                   American Century Investments     1

THE FUNDS' HISTORY

American Century Strategic Asset Allocations, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on
April 4, 1994. Prior to January 1, 1997, it was known as Twentieth Century
Strategic Asset Allocations, Inc. Throughout this Statement of Additional
Information, we refer to American Century Strategic Asset Allocations, Inc. as
the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

                                          INVESTOR CLASS              ADVISOR CLASS          INSTITUTIONAL CLASS
Fund                                  Ticker   Inception Date    Ticker   Inception Date    Ticker   Inception Date
Strategic Allocation: Conservative    TWSCX    2/15/1996         ACCAX    10/2/1996         N/A      08/01/2000
Strategic Allocation: Moderate        TWSMX    2/15/1996         ACOAX    10/2/1996         N/A      08/01/2000
Strategic Allocation: Aggressive      TWSAX    2/15/1996         ACVAX    10/2/1996         N/A      08/01/2000

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 5. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectus.

Each fund is diversified as defined in the Investment Company Act of 1940 (the
Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company),
and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds' Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described in the funds' Prospectus and below.

As described in the funds' Prospectus, each fund's assets are allocated among major asset classes, including equity securities, bonds and cash-equivalent instruments, based on the fund's target allocation and subject to the applicable operating ranges. Each fund's assets are further diversified among various investment categories and disciplines within the major asset classes.

2        American Century Investments                             1-800-345-2021

The equity portion of a fund's portfolio may be invested in any type of domestic or foreign equity or equity-equivalent security, primarily common stocks, that meets certain fundamental and technical standards of selection. Equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer.
Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page
5 under the heading Foreign Securities, are an example of the type of derivative security in which the funds might invest. Derivative securities are discussed in greater detail on page 10 under the heading Derivative Securities.

The funds' managers use several investment disciplines in managing the equity portion of each fund's portfolio, including growth, value and quantitative management disciplines. The growth discipline seeks long-term capital appreciation by investing in companies whose earnings and revenue trends meet the advisor's standards of selection, which generally means that the companies have demonstrated or, in the managers' opinion, have the prospects for demonstrating, accelerating earnings and revenues as compared to prior periods and/or industry competitors. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the managers believe to be temporarily undervalued.

The advisor believes both value investing and growth investing provide the potential for appreciation over time. Value investing tends to provide less volatile results. This lower volatility means that the price of value stocks tends not to fall as significantly as the price of growth stocks in down markets. However, value stocks do not usually appreciate as significantly as growth stocks do in up markets. In keeping with the diversification theme of these funds, and as a result of management's belief that these styles are complementary, both disciplines will be represented to some degree in each portfolio at all times.

As noted, the value investment discipline tends to be less volatile than the growth investment discipline. As a result, Strategic Allocation: Conservative will generally have a higher proportion of its equity investments in value stocks than the other two funds. Likewise, Strategic Allocation: Aggressive will generally have a greater proportion of growth stocks than either Strategic
Allocation: Moderate or Strategic Allocation: Conservative.

In addition, the equity portion of each fund's portfolio will be further diversified among small, medium and large companies. This approach provides investors with an additional level of diversification and enables investors to achieve a broader exposure to the various capitalization ranges without having to invest in multiple funds.

The funds' managers also may apply a quantitative management discipline to a portion of each fund's portfolio. These disciplines combine elements of both growth and value investing and are intended to reduce overall volatility relative to the market. Quantitative management disciplines combines two investment management approaches. The first is active management, which allows the managers to select investments for a fund without reference to an index or investment model. The second is indexing, in which the managers try to match a portion of a fund's portfolio composition to that of a particular index.

The primary quantitative management approach the managers use is portfolio optimization. The managers construct a portion of the funds' portfolios to match the risk characteristics of the S&P 500 and then optimize each portfolio to achieve the desired balance of risk and return potential.

Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular investment discipline or investment category may be emphasized when, in the managers' opinion, such investment discipline or category is undervalued relative to the other disciplines or categories.

www.americancentury.com                   American Century Investments     3

The fixed-income portion of a fund's portfolio may include U.S. Treasury securities, securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and nonconvertible debt obligations issued by U.S. or foreign corporations. The funds also may invest in mortgage-related and other asset-backed securities, which are described in greater detail on page 7 under the heading
Mortgage-Related and Other Asset-Backed Securities. As with the equity portion of a fund's portfolio, the fixed-income portion of a fund's portfolio will be diversified among the various fixed-income investment categories described above. The managers' strategy is to actively manage the portfolio by investing the funds' assets in sectors they believe are undervalued (relative to the other sectors) and that represent better relative long-term investment opportunities.

The value of fixed-income securities fluctuates based on changes in interest rates and in the credit quality of the issuers. Debt securities that comprise part of a fund's fixed-income portfolio will be limited primarily to investment-grade obligations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to
10% of its assets in below investment-grade (high yield) securities.
Investment-grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody's Investors Service, Inc.
(Moody's) or BBB by Standard & Poor's Corporation (S&P)], or, if not rated, are of equivalent investment quality as determined by the managers. According to
Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions and changing circumstances.

High-yield securities, sometimes referred to as junk bonds, are higher risk, nonconvertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund's portfolio may be invested. Debt securities rated below investment grade are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher-quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the managers to determine, to the extent reasonably possible, that the planned investment is consistent with the investment objective of the fund.

Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

The cash-equivalent portion of a fund's portfolio may be invested in high-quality money market instruments (denominated in U.S. dollars or foreign currencies), including U.S. government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

Within each asset class, equity securities, bonds and cash-equivalent instruments,  each fund's holdings will be invested across industry groups and issuers that meet its investment criteria. This diversity of investment is intended to help reduce the risk created by overconcentration in a particular industry or issuer.

The funds are "strategic" rather than "tactical" allocation funds, which means the managers do not try to time the market to identify when a major reallocation should be made. Instead, the managers use a longer-term approach in pursuing the funds' investment objectives and thus select a blend of investments in the various asset classes.

The managers regularly review each fund's investments and allocations and may make changes in the securities holdings within each asset class or to a fund's asset mix (within

4     American Century Investments                                 1-800-345-2021

the defined operating ranges) to emphasize investments that they believe will provide the most favorable outlook for achieving a fund's objective. Recommended reallocations may be implemented promptly or may be implemented gradually. In order to minimize the impact of reallocations on a fund's performance, the managers will generally attempt to reallocate assets gradually.

In determining the allocation of assets among U.S. and foreign capital markets, the managers consider the condition and growth potential of the various economies; the relative valuations of the markets; and social, political and economic factors that may affect the markets.

In selecting securities in foreign currencies, the managers consider, among other factors, the impact of foreign exchange rates relative to the U.S. dollar value of such securities. The managers may seek to hedge all or a part of a fund's foreign currency exposure through the use of forward foreign currency contracts or options thereon.

The funds attempt to diversify across asset classes and investment categories to a greater extent than funds that invest primarily in equity securities or primarily in fixed-income securities. However, the funds are designed to fit three general risk profiles and may not provide an appropriately balanced investment plan for all investors.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

In addition to investing in equity securities, bonds and cash-equivalent instruments, the funds' managers also may use the various investment vehicles and techniques described in this section in managing the funds' assets. This section also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Foreign Securities

Each fund may invest in the securities (including debt securities) of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

The following table shows the operating ranges within which each fund's assets invested in securities of foreign issuers generally will vary.

Fund                                                        Foreign Securiities
Strategic Allocation:  Conservative                         3-15%
Strategic Allocation:  Moderate                             5-25%
Strategic Allocation:  Aggressive                           10-30%

The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. Depositary receipts are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

Subject to its investment objective and policies, each fund may invest in common stocks, convertible debt securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic debt securities purchased by each fund are also applicable to its foreign securities investments.

www.americancentury.com                   American Century Investments      5

Investments in foreign securities may present certain risks, including:

Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Investing in Emerging Market Countries

Strategic Allocation: Moderate and Strategic Allocation: Aggressive may invest a minority portion of their international holdings in securities of issuers in emerging market (developing) countries. The funds consider"emerging market countries" to include all countries that are considered by the advisor to be developing or emerging countries.

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Currently, the countries not included in this category for the funds are the
United States, Canada, Japan, the United Kingdom, Germany, Austria, France, Hong
Kong, Italy, Ireland, Luxembourg, Singapore, Spain, Belgium, the Netherlands,
Portugal, Switzerland, Sweden, Finland, Norway, Denmark, Australia and New
Zealand. In addition, as used in this Statement of Additional Information,
"securities of issuers in emerging market countries" means (i) securities of issuers for which the principal securities trading market is an emerging market country or (ii) securities of issuers having their principal place of business or principal office in an emerging market country.

Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries.  Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

Mortgage-Related and Other Asset-Backed Securities

The funds may purchase mortgage-related and other asset-backed securities.
Mortgage pass-through securities are securities representing interests in
"pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing or foreclosure, net of fees and costs that may be incurred) may expose the funds to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment were purchased at a premium, in the event of prepayment, the value of the premium would be lost. As with other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the Government National Mortgage Association (GNMA), or guaranteed by agencies or instrumentalities of the U.S. government, as in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the
Federal Home Loan Mortgage Corporation (FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations.

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Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

The funds also may invest in collateralized mortgage obligations (CMOs). CMOs are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The funds may buy CMOs that:

*  are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;

*  are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by
   U.S. government securities; and

*  are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 10.

The funds expect to use forward currency contracts under two circumstances:

(1) When a fund's managers wish to lock in the U.S. dollar price of a security denominated in a foreign currency that a fund is purchasing or selling, the fund would be able to enter into a forward contract to do so; or

(2) When a fund's managers believe the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when a fund's managers believe the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, the fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the forward currency contract.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult,

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and the successful execution of short-term hedging strategy is highly uncertain.
The funds' managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the funds' managers believe it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security to make delivery of the foreign currency the fund is obligated to deliver.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock; however, they generally offer lower yields than nonconvertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible debt securities typically have lower ratings from ratings organizations than similar nonconvertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining nonconvertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the funds' managers. A fund's investments in both convertible and non-convertible debt rated below investment grade will comprise less than 35% of the fund's net assets.

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Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the collateral account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price will be maintained by the fund's custodian.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objective, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

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There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in  derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.
The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investment In Companies with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

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Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

The funds may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.
The managers expect the funds will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the Board of Directors.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days, but not more than 120 days, later).

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

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In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Inverse Floaters

An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market (1) by a broker-dealer who purchases fixed-rate bonds and places them in a trust; or (2) by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than the market value of fixed-rate bonds.

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Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, each fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of the fund's total assets in the aggregate.
Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Future contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to

*  protect against a decline in market value of the funds' securities (taking a short futures position),

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions, consistent with the funds' investment objectives, that are based on securities indices. Examples of indices that may be used include the Bond
Buyer Index of Municipal Bonds for the fixed-income portion of the funds or the
S&P 500 Index for the equity portion of the funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S.
Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity
Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S.
government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the

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contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the funds' investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it  appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent

www.americancentury.com                 American Century Investments      15

liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

16        American Century Investments                             1-800-345-2021

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities

Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of income accrued for each year.
Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Loan Interests

Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

www.americancentury.com                   American Century Investments        17

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment
Company Act.

Subject            Policy
--------------------------------------------------------------------------------
Senior Securities  A fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing          A fund may not borrow money, except for temporary or
                   emergency purposes (not for leveraging or investment) in an amount not exceeding 331/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending            A fund may not lend any security or make any other loan if, as a result, more than 331/3% of the fund's total assets
                   would be lent to other parties, except (i) through the
                   purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate        A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                   This policy shall not prevent a fund from investing in
                   securities or other instruments backed by real estate or
                   securities of companies that deal in real estate or are
                   engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration      A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                   issued or guaranteed by the U.S. government or any of its
                   agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting       A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                   1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities        A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                   instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                   contracts or from investing in securities or other
                   instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control            A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available for other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in  repayment to a lending fund could result in a lost investment opportunity or additional borrowing charges.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,
(c) utilities will be divided according to their

18    American Century Investments                         1-800-345-2021

services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject         Policy
--------------------------------------------------------------------------------
Leveraging      A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity       A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales     A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin          A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------
Futures         A fund may enter into futures contracts, and write and buy put
& Options       and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.
--------------------------------------------------------------------------------
Issuers with    A fund may invest up to 5% of its assets in the securities of
Limited         issuers with limited operating histories. An issuer is
Operating       considered to have a limited operating history if that issuer
Histories       has a record of less than three years of continuous operation.
                Periods of capital formation, incubation, consolidations, and research and development may be considered in determining
                whether a particular issuer has a record of three years of continuous operation
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of each fund is listed in the Financial Highlights tables in the Prospectus.

With respect to each fund, the managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the fund managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not

www.americancentury.com                   American Century Investments     19

fulfilling its purpose, because, among other things, it did not live up to the managers' expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, a fund may decrease its position in such category and increase its position in one or both of the other asset categories, and when a general rise in price levels is anticipated, a fund may increase its position in such category and decrease its position in the other categories. However, the funds will, under most circumstances, be essentially fully invested within the operating ranges set forth in the
Prospectus.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe the rate of portfolio turnover is irrelevant when they determine that a change is required to achieve the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so.
Two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the table below whose names are marked by an asterisk
(*) are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with the funds;
their advisor, American Century Investment Management, Inc. (ACIM); the funds'
agent for transfer and administrative services, American Century Services
Corporation (ACSC); the funds' distribution agent, American Century Investment
Services,Inc. (ACIS); the parent corporation, American Century Companies, Inc.
(ACC); ACC's subsidiaries (including ACIM, ACSC and ACIS) or other funds advised by the advisor. Each director listed below (except James E. Stowers III) serves as a director of seven registered investment companies in the American Century family of funds, which are advised by the advisor. James E. Stowers III serves as a director of 15 registered investment companies in the American Century family of funds.

20        American Century Investments                             1-800-345-2021

Name (Age)                      Position(s) Held    Principal Occupation(s)
Address                         With Funds          During Past Five Years
-------------------------------------------------------------------------------------------------
James E. Stowers, Jr.* (77)(1)  Director,           Chairman, Director and controlling
4500 Main Street                Chairman of         shareholder, ACC
Kansas City, MO 64111           the Board           Chairman, ACIM, ACSC and six other ACC
                                                    subsidiaries
                                                    Director, ACIM, ACSC and eight other ACC
                                                    subsidiaries
-------------------------------------------------------------------------------------------------
James E. Stowers III* (42)(2)   Director            Co-Chairman, ACC (September 2000 to present)
4500 Main Street                                    Chief Executive Officer, ACC
Kansas City, MO 64111                               (June 1996 to September 2000)
                                                    Director, ACC, ACIM, ACSC and nine other
                                                    ACC subsidiaries
                                                    President, ACC (January 1995 to June 1997)
                                                    President, ACIM and ACSC
                                                    (April 1993 to August 1997)
-------------------------------------------------------------------------------------------------
Thomas A. Brown (61)             Director           Area Vice President, Plains States Development,
4500 Main Street                                    Applied Industrial Technologies, Inc.,
Kansas City, MO 64111                               a corporation engaged in the sale of
                                                    bearings and power transmission product
-------------------------------------------------------------------------------------------------
Robert W. Doering, M.D. (68)      Director          Retired, formerly a general surgeon
4500 Main Street
Kansas City, MO 64111
-------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (56)        Director          Senior Vice President and Director,
4500 Main Street                                    Midwest Research Institute
Kansas City, MO 64111
-------------------------------------------------------------------------------------------------
D.D. (Del) Hock (66)              Director          Retired, formerly Chairman, Public
4500 Main Street                                    Service Company of Colorado
Kansas City, MO 64111                               Director, RMI.NET Inc., Hathaway
                                                    Corporation and J.D. Edwards & Company
-------------------------------------------------------------------------------------------------
Donald H. Pratt (63)              Director,         Chairman of the Board and Director,
4500 Main Street                  Vice Chairman     Butler Manufacturing Company,
Kansas City, MO 64111             of the Board      Director, Atlas-Copco North America Inc
-------------------------------------------------------------------------------------------------
Gale E. Sayers (57)               Director          President, Chief Executive Officer and Founder,
4500 Main Street                                    Sayers Computer Source
Kansas City, MO 64111
-------------------------------------------------------------------------------------------------
M. Jeannine Strandjord (55)       Director          Senior Vice President, Long Distance
4500 Main Street                                    Finance, Sprint Corporation
Kansas City, MO 64111                               Director, DST Systems, Inc.
-------------------------------------------------------------------------------------------------
(1)Father of James E. Stowers III

(2)Son of James E. Stowers, Jr.

www.americancentury.com                   American Century Investments        21

Committees

The Board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

Committee          Members                 Function of Committee
-------------------------------------------------------------------------------------------------
Executive          James E. Stowers, Jr.   The Executive Committee performs the
                   James E. Stowers III    functions of the Board of Directors
                   Donald H. Pratt         between Board meetings, subject to the
                                           limitations on its power set out in the
                                           Maryland General Corporaton Law, and except
                                           for matters required by the Investment Company
                                           Act to be acted upon by the whole Board.
-------------------------------------------------------------------------------------------------
Compliance         Thomas A. Brown         The Compliance Committee reviews the funds'
results of the     Donald H. Pratt         compliance testing program, reviews quarterly
                   Gale E. Sayers          reports from the advisor to the Board regarding
                   Andrea C. Hall, Ph.D    various compliance matters and monitor the
                                           implementation of the funds' Code of Ethics,
                                           including any violations.
-------------------------------------------------------------------------------------------------
Audit              M. Jeannine Strandjord  The Audit Committee recommends the engagement
                   Robert W. Doering, M.D. of the funds' independent auditors and oversees
                   D.D. (Del) Hock         its activities. The Committee receives reports
                                           from the advisor's Internal Audit Department,
                                           which is  accountable to the Committee. The
                                           Committee  also receives reporting about compliance
                                           matters affecting the funds.
-------------------------------------------------------------------------------------------------
Nominating         Donald H. Pratt         The Nominating Committee primarily considers and
                   Andrea C. Hall, PhD     recommends individuals for nomination a directors.
                   D.D. (Del) Hock         The names of potential director candidates are drawn
                                           from a number of sources, including recommendations from
                                           members of the Board, management and  shareholders. This
                                           committee also reviews and makes recommendations to the
                                           Board with respect to the composition of Board committees
                                           and other  Board-related matters, including its organization, size, composition, responsibilities, functions and compensation.
-------------------------------------------------------------------------------------------------

COMPENSATION OF DIRECTORS

The directors serve as directors of seven American Century investment companies.
Each director who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all seven such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the seven investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

22        American Century Investments                             1-800-345-2021

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED NOVEMBER 30, 2000

                          Total Compensation     Total Compensation from the
Name of Director          from the Funds (1)     American Century Family of Funds (2)
Thomas A. Brown           $720                   $57,917
Robert W. Doering, M.D.   $669                   $53,833
Andrea C. Hall, Ph.D.     $720                   $57,833
D.D. (Del) Hock           $719                   $57,833
Donald H. Pratt           $745                   $59,917
Gale E. Sayers(3)         $102                   $6,833
Lloyd T. Silver, Jr.(4)   $198                   $17,500
M. Jeannine Strandjord    $720                   $58,417

(1)  Includes compensation paid to the directors during the fiscal year ended
November 30, 2000, and also includes amounts deferred at the election of the directors under the Amended and Restated American Century Mutual Funds Deferred
Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included  in the preceding table is as follows: Mr. Brown, $12,340;
Dr. Hall, $47,333; Mr. Hock, $49,333; Mr. Pratt, $16,968; Mr. Silver, $2,400 and
Ms. Strandjord, $46,275.

(2)  Includes compensation paid by the seven investment company members of the
American Century family of funds served by this Board.

(3)  Mr. Sayers joined the board on November 18, 2000.

(4)  Mr. Silver retired from the board on March 4, 2000. During the fiscal year ended November 30, 2000, he received $258,295 in deferred compensation under the
Amended and Restated American Century Mutual Funds Deferred Compensation Plan
for Non-Interested Directors.

The funds have adopted the Amended and Restated American Century Mutual Funds
Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts is credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

OFFICERS

Background information about the officers of the funds is provided in the table below. All persons named as officers of the funds also serve in similar capacities for the 14 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is

www.americancentury.com                   American Century Investments      23

compensated for his or her service as an officer of the funds. The individuals listed in the following table are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with the funds, ACC, or ACC's subsidiaries (including ACIM, ACSC and
ACIS).

Name (Age)            Positions Held      Principal Occupation(s)
Address               with the Funds      During Past Five Years
-------------------------------------------------------------------------------------------------
William M. Lyons (45) President           Chief Executive Officer, ACC and six other
4500 Main St.                             ACC subsidiaries
Kansas City, MO 64111                     (September 2000 to present)
                                          President, ACC (June 1997 to present)
                                          Chief Operating Officer, ACC
                                          (June 1996 to September 2000)
                                          General Counsel, ACC, ACIM, ACIS,
                                          ACSC and other ACC subsidiaries
                                          (June 1989 to June 1998)
                                          Executive Vice President, ACC,
                                          (January 1995 to June 1997)
                                          Also serves as: Executive Vice President
                                          and Chief Operating Officer, ACIM, ACIS,
                                          ACSC and other ACC subsidiaries, and
                                          Executive Vice President of other ACC subsidiaries
-------------------------------------------------------------------------------------------------
Robert T. Jackson (55)   Executive Vice   Chief Administrative Officer, ACC
4500 Main St.            President and    (August 1997 to present)
Kansas City, MO 64111    Chief Financial  Chief Financial Officer, ACC (May 1995 to present)
                         Officer          President, ACSC (January 1999 to present)
                                          Executive Vice President, ACC
                                          (May 1995 to present)
                                          Also serves as: Executive Vice President and
                                          Chief Financial Officer
                                          ACIM, ACIS and other ACC subsidiaries, and
                                          Treasurer of ACC and other ACC subsidiarie
-------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (45)  Senior Vice    Senior Vice President and Assistant
4500 Main St.              President,     Treasurer, ACSC
Kansas City, MO 64111                     Treasurer and Chief Accounting Officer
-------------------------------------------------------------------------------------------------
David C. Tucker (42)      Senior Vice     Senior Vice President, ACIM, ACIS,
4500 Main St.             President and   ACSC and other ACC subsidiaries
Kansas City, MO 64111     General Counsel (June 1998 to present)
                                          General Counsel, ACC, ACIM, ACIS,
                                          ACSC and other ACC subsidiaries
                                          (June 1998 to present)
                                          Consultant to mutual fund industry
                                          (May 1997 to April 1998)
                                          Vice President and General Counsel,
                                          Janus Companies (1990 to 1997)
-------------------------------------------------------------------------------------------------
Charles A. Etherington (43)  Vice President  Vice President, ACSC (October 1996 to present)
4500 Main St.                                Associate General Counsel, ACSC
Kansas City, MO 64111                        (December 1998 to present)
                                             Counsel to ACSC (February 1994 to December 1998)
-------------------------------------------------------------------------------------------------
Charles C. S. Park (33)     Vice President   Vice President, ACSC (February 2000 to present)
1665 Charleston Road                         Assistant General Counsel, ACSC
Mountain View, CA 94043                      (January 1998 to present)
                                             Counsel to ACSC (October 1995 to January 1998)
-------------------------------------------------------------------------------------------------
David H. Reinmiller (37)   Vice President    Vice President, ACSC (February 2000 to present)
4500 Main St.                                Assistant General Counsel, ACSC
Kansas City, MO 64111                        (August 1996 to present)
                                             Counsel to ACSC (January 1994 to August 1996)

24        American Century Investments                             1-800-345-2021

Name (Age)              Positions Held      Principal Occupation(s)
Address                 with the Funds      During Past Five Years
-------------------------------------------------------------------------------------------------
Paul Carrigan Jr. (51)  Secretary           Secretary, ACC (February 1998 to present)
4500 Main St.                               Director of Legal Operations, ACSC
Kansas City, MO 64111                       (February 1996 to February 2001)
-------------------------------------------------------------------------------------------------
Robert Leach (34)       Controller          Vice President, ACSC (February 2000 to present)
4500 Main St.                               Controller-Fund Accounting, ACSC
Kansas City, MO 64111
-------------------------------------------------------------------------------------------------
C. Jean Wade (37)       Controller          Vice President, ACSC (February 2000 to present)
4500 Main St.                               Controller-Fund Accounting, ACSC
Kansas City, MO 64111
-------------------------------------------------------------------------------------------------
Jon Zindel (33)         Tax Officer         Vice President, Corporate Tax, ACSC
4500 Main St.                               (April 1998 to present)
Kansas City, MO 64111                       Vice President, ACIM, ACIS and other
                                            ACC subsidiaries (April 1999 to present)
                                            President, American Century Employee Benefit
                                            Services, Inc. (January 2000 to December 2000)
                                            Treasurer, American Century Employee Benefit
                                            Services, Inc. (December 2000 to present)
                                            Treasurer, American Century Ventures, Inc.
                                            (December 1999 to present)

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of March 1, 2001, the following companies were the record owners of more than
5% of the outstanding shares of any class of a fund.

Fund                  Shareholder            Percentage of Shares Outstanding
--------------------------------------------------------------------------------
Strategic Asset Allocation: Conservative
Advisor

          American Chamber of Commerce Executives                          39%
          Amended and Restated 401K Plan & Trust
          Springfield, Missouri

          FNB Nominee Co.                                                  17%
          401K Plans
          Indiana, Pennsylvania

          United Missouri Bank TR                                          17%
          Carolina First Bancshares PSP
          Kansas City, Missouri

          American Chamber of Commerce Executives                          14%
          Amended and Restated 401K Plan & Trust
          Springfield, Missouri

www.americancentury.com                   American Century Investments       25

Fund                  Shareholder            Percentage of Shares Outstanding
--------------------------------------------------------------------------------
Strategic Asset Allocation: Conservative (continued)

Institutional
          UMB Bank TR                                                      57%
          BAE Employees Savings Inv. Plan Trust
          Kansas City, Missouri

          The Chase Manhattan Bank NA TR                                   28%
          Huntsman Corp. Salary Deferred Plan & Trust
          New York, New York

          The Chase Manhattan Bank NA TR                                   13%
          Winnebago Industries Inc. P/S & Deferred Savings Invest Plan
          New York, New York

Strategic Asset Allocation: Moderate

Investor
          US Bank NA Cust United Health Care Corporation                    5%
          401K Plan and Trust
          St. Paul, Minnesota

          UMB Bank NA TR                                                    5%
          M.A. Hanna Company 401K & Retirement Plan
          Kansas City, Missouri

Advisor
          American Chamber of Commerce Executives                          35%
          Amended & Restated 401K Plan & Trust
          Springfield, Missouri

          FNB Nominee                                                      17%
          401K Plans
          Indiana, Pennsylvania

          American Chamber of Commerce Executives                          12%
          Amended & Restated MPP Plan & Trust
          Springfield, Missouri

          Fulvest & Co.                                                     9%
          Lancaster, Pennsylvania

          Union Bank TR Nominee Select Benefit Omnibus A/C                  8%
          San Diego, California

          Tourbend & Co.                                                    5%
          Westwood, Massachusetts

Institutional
          The Chase Manhattan Bank NA TR                                   40%
          Winnebago Industries Inc. P/S & Deferred Savings Invest Plan
          New York, New York

          UMB Bank TR                                                      39%
          BAE Employees Savings Inv Plan Trust
          Kansas City, Missouri

          The Chase Manhattan Bank NA TR                                   12%
          Huntsman Corp. Salary Deferral Plan & Trust
          New York, New York

          UMB TR                                                            6%
          American Century Executive Deferred Compensation Plan Trust
          Kansas City, Missouri

26        American Century Investments                             1-800-345-2021

Fund                  Shareholder             Percentage of Shares Outstanding
--------------------------------------------------------------------------------
Strategic Asset Allocation: Aggressive

Investor
          Union Bank TR Nominees FBO Select Benefit Omnibus                11%
          San Diego, California

Advisor
          FNB Nominee Co. 401K Plans                                       50%
          Indiana, Pennsylvania

          American Chamber of Commerce Executives                          20%
          Amended & Restated 401K Plan & Trust
          Springfield, Missouri

          American Chamber of Commerce Executives                           7%
          Amended & Restated MPP Plan & Trust
          Springfield, Missouri

          UMBSC & Co.                                                       7%
          FBO John A. Marshall Co. 401K
          Kansas City, Missouri

Institutional
          UMB Bank TR                                                      69%
          BAE Employees Savings Inv Plan Trust
          Kansas City, Missouri

          The Chase Manhattan Bank                                         23%
          Huntsman Corp. Salary Deferral Plan & Trust
          New York, New York

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. As of March 1,
2001, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

www.americancentury.com                   American Century Investments      27

INVESTMENT ADVISOR

American Century Investment Management, Inc. serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund as follows:

Fund                                 Class          Percentage of Net Assets
--------------------------------------------------------------------------------
Strategic Allocation: Conservative   Investor       1.00% of 0 to $1 billion
                                                    .90% of $1 billion and over
                                     Advisor        .75% of 0 to $1 billion
                                                    .65% of $1 billion and over
                                     Institutional  .80% of 0 to $1 billion
                                                    .70% of $1 billion and over
--------------------------------------------------------------------------------
Strategic Allocation: Moderate       Investor       1.10% of 0 to $1 billion
                                                    1.00% of $1 billion and over
                                     Advisor        .85% of 0 to $1 billion
                                                    .75% of $1 billion and over
                                     Institutional  .90% of 0 to $1 billion
                                                    .80% of $1 billion and over
--------------------------------------------------------------------------------
Strategic Allocation: Aggressive     Investor       1.20% of 0 to $1 billion
                                                    1.10% of $1 billion and over
                                     Advisor        .95% of 0 to $1 billion
                                                    .85% of $1 billion and over
                                     Institutional  1.00% of 0 to $1 billion
                                                    .90% of $1 billion and over
--------------------------------------------------------------------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

28        American Century Investments                             1-800-345-2021

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended November 30, 2000, 1999 and 1998, are indicated in the following table.

UNIFIED MANAGEMENT FEES

Fund                                    2000           1999           1998
Strategic Allocation: Conservative
Investor                                $1,695,227     $1,819,048     $1,702,193
Advisor                                 $78,769        $52,077        $42,903
Institutional                           $8,527(1)
Strategic Allocation: Moderate
Investor                                $4,731,156     $3,445,446     $2,640,608
Advisor                                 $166,899       $126,141       $1,112,851
Institutional                           $103,176(1)
Strategic Allocation: Aggressive
Investor                                $3,411,798     $1,983,696     $1,579,928
Advisor                                 $201,695       $109,986       $92,096
Institutional                           $20,001(1)

(1)  Fees for Institutional Classes are for the period August 1, 2000
(commencement of sale) through November 30, 2000.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

www.americancentury.com                   American Century Investments     29

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered roker-dealer. ACIS is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111. The
distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares. This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase and Co., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP is the independent auditor of the funds. The address of
Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As
the independent auditor of the funds, Deloitte & Touche provides services including

(1) auditing the annual financial statements for each fund,

(2) assisting and consulting in connection with SEC filings, and

(3) reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

THE EQUITY PORTION OF THE FUNDS

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not use brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

30        American Century Investments                             1-800-345-2021

In the years ended November 30, 2000, 1999 and 1998, the brokerage commissions of each fund were as follows:

Fund                                 2000             1999             1998
Strategic Allocation: Conservative   $210,109         $172,611         $198,409
Strategic Allocation: Moderate       $901,143         $471,843         $521,010
Strategic Allocation: Aggressive     $785,127         $303,115         $359,809

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

THE FIXED-INCOME PORTION OF THE FUNDS

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of a broker or dealer is a function of market selection and price negotiation, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities from and to dealers who provide statistical and other information and services, including research, to the funds and to the advisor.
Such information and services will be in addition to, and not in lieu of, the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

The funds generally purchase and sell debt securities through principal transactions, meaning that the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices).  During the fiscal years ended November 30, 2000, 1999, and 1998, the funds did not pay any brokerage commissions.

www.americancentury.com                   American Century Investments     31

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all of the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor Class, an
Institutional Class, a Service Class and an Advisor Class. Not all funds offer all four classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional, Service and
Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described below)
 . The plan has been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (the Plan). The Plan is described below.

32        American Century Investments                             1-800-345-2021

In adopting the Plan, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of
Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Directors (including a majority of the independent directors)
annually. The Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan

As described in the Prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class shareholders. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares, and the funds' Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the Distribution Plan). Pursuant to
such Plan, the Advisor Class pays the distributor a fee of 0.50% annually of the aggregate average daily asset value of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended November 30,
2000, the aggregate amount of fees paid under the Plan was:

Strategic Allocation: Conservative           $52,499
Strategic Allocation: Moderate               $98,154
Strategic Allocation: Aggressive             $106,124

Payments may be made for a variety of shareholder services, including, but not limited to,

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

www.americancentury.com                   American Century Investments       33

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check-writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended November 30, 2000, the amount of fees paid under the Plan for shareholder services was:

Strategic Allocation: Conservative           $26,249
Strategic Allocation: Moderate               $49,077
Strategic Allocation: Aggressive             $53,062

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to,

(a) payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributors who engage in or support distribution of the funds' Advisor Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
of, the distributors;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting investors in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

34        American Century Investments                             1-800-345-2021

(k) organizing and conducting sales seminars and organizing payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the
Investment Company Act.

During the fiscal year ended November 30, 2000, the amount of fees paid under the Plan for distribution services was:

Strategic Allocation: Conservative           $26,249
Strategic Allocation: Moderate               $49,077
Strategic Allocation: Aggressive             $53,062

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectus and Your Guide to American Century. The Prospectus and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF THE FUNDS' SECURITIES

Each fund's net asset value (NAV), is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King
Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity,

www.americancentury.com               American Century Investments         35

trading in similar groups of securities, and any developments related to specific  securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the
Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70% dividends-received deduction to the extent that the fund held those shares for more than 45 days.

36        American Century Investments                             1-800-345-2021

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFICs), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit 31% of reportable payments (which may include dividends, capital gains distributions and redemption proceeds) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application.
Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received.  If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

www.americancentury.com                   American Century Investments       37

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The following tables set forth the average annual total return for the Investor,
Advisor and Institutional classes of the funds for the one-year period and the period since inception ended November 30, 2000, the last day of the funds'
fiscal year.

AVERAGE ANNUAL TOTAL RETURNS-INVESTOR CLASS

Fund                                       1 year        From Inception
Strategic Allocation: Conservative(1)      6.74%          8.88%
Strategic Allocation: Moderate(1)          5.20%         11.53%
Strategic Allocation: Aggressive(1)        5.14%         13.44%

(1)  Commenced operations on February 15, 1996.

AVERAGE ANNUAL TOTAL RETURNS-ADVISOR CLASS

Fund                                       1 year        From Inception
Strategic Allocation: Conservative(1)      6.49%          9.16%
Strategic Allocation: Moderate(1)          4.95%         11.47%
Strategic Allocation: Aggressive(1)        4.78%         13.34%

(1)  Commenced operations on October 2, 1996.

38        American Century Investments                             1-800-345-2021

AVERAGE ANNUAL TOTAL RETURNS-INSTITUTIONAL CLASS

Fund                                                   From Inception
Strategic Allocation: Conservative(1)                  1.10%(2)
Strategic Allocation: Moderate(1)                     -3.53%(2)
Strategic Allocation: Aggressive(1)                   -7.18%(2)

(1)  Commenced operations on August 1, 2000.

(2)  Returns for periods less than one year are not annualized.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American
Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields,
U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of
Governors of the Federal Reserve System); the federal funds and discount rates
(source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial
Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg
Financial Markets and Data Resources, Inc.); total returns on foreign bonds
(source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures
Index (source: Commodity Index Report); the price of gold (sources: London
a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills
and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may include, in addition to any other permissible information, the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(a) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(b) discussions of general economic trends;

(c) presentations of statistical data to supplement such discussions;

www.americancentury.com                   American Century Investments     39

(d) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(e) descriptions of investment strategies for one or more of the funds;

(f) descriptions or comparisons of various savings and investment products
(including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(g) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(h) discussions of fund rankings or ratings by recognized rating organizations;
and

(i) testimonials describing the experience of persons who have invested in one or more of the funds.

The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications.
Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for a new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report and the financial statements included in the funds' Annual Report for the fiscal year ended November 30, 2000 are incorporated herein by reference.

40        American Century Investments                             1-800-345-2021

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the funds may invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the Prospectus.

BOND RATINGS
--------------------------------------------------------------------------------
S&P    Moody's   Description
--------------------------------------------------------------------------------
AAA    Aaa       These are the highest ratings assigned by S&P and Moody's to a debt obligation. They indicate an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA     Aa        Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from
                 AAA/Aaa issues only in a  small degree.
--------------------------------------------------------------------------------
A      A         Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB    Baa       Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB/Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB     Ba        Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing
                 uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
--------------------------------------------------------------------------------
B      B         Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
                 Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC    Caa       Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.
                 In the event of adverse  business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
                 The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or  B-/B3 rating.
--------------------------------------------------------------------------------
CC     Ca        The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
--------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments        41

S&P     Moody's   Description
--------------------------------------------------------------------------------
C       C         The rating C typically is applied to debt subordinated to
                  senior debt, which is assigned an actual or implied CCC/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
--------------------------------------------------------------------------------
CI      -         The rating CI is reserved for income bonds on which no
                  interest is being paid.
--------------------------------------------------------------------------------
D       D         Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the  applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings  from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P     Moody's   Description
--------------------------------------------------------------------------------
A-1     Prime-1   This indicates that the degree of safety regarding timely payment
        (P-1)     is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2     Prime-2   Capacity for timely payment on commercial paper is satisfactory,
        (P-2)     but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by
                  external conditions. Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3     Prime-3   Satisfactory capacity for timely repayment. Issues that carry
        (P-3)     this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
--------------------------------------------------------------------------------
NOTE RATINGS
--------------------------------------------------------------------------------
S&P     Moody's         Description
--------------------------------------------------------------------------------
SP-1    MIG-1; VMIG-1   Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for
                        refinancing, or both.
--------------------------------------------------------------------------------
SP-2    MIG-2; VMIG-2   Notes are of high quality with margins of protection
                        ample, although not so large as in the preceding group.
--------------------------------------------------------------------------------
SP-3    MIG-3; VMIG-3   Notes are of favorable quality with all security
                        elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
--------------------------------------------------------------------------------
SP-4    MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk but
                        having protection and not distinctly or predominantly speculative.
--------------------------------------------------------------------------------

42        American Century Investments                             1-800-345-2021

www.americancentury.com                   American Century Investments         43

[back cover]

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more  information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and  semiannual reports, and ask any questions about the funds and your accounts, by contacting  American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

* In person                     SEC Public Reference Room
                                Washington, D.C.
                                Call 1-202-942-8090 for
                                location and hours.

* On the Internet               * EDGAR database at
                                www.sec.gov

                                * By email request at
                                publicinfo@sec.gov

* By mail                       SEC Public Reference Section
                                Washington, D.C.
                                20549-0102

Investment Company Act File No. 811-8532

--------------------------------------------------------------------------------
American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

www.americancentury.com

Automated Information Line
1-800-345-8765

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

0104
SH-SAI-24386

PART C.   OTHER INFORMATION.

ITEM 23.  Exhibits  (all  exhibits  not filed  herewith  are being  incorporated herein by reference).

     (a)  (1) Articles of Incorporation of Twentieth Century Strategic Asset
          Allocations, Inc. (filed electronically as an Exhibit to Pre-Effective
          Amendment No. 3 to the Registration Statement of the Registrant, on
          December 1,1995, File No. 33-79842).

          (2) Articles of Amendment of Twentieth Century Strategic Asset
          Allocations, Inc., dated November 28, 1995 (filed electronically as an
          Exhibit to Pre-Effective Amendment No. 3 to the Registration Statement
          of the Registrant, on December 1, 1995, File No. 33-79842).

          (3) Articles Supplementary of Twentieth Century Strategic Asset
          Allocations, Inc., dated December 26, 1995 (filed electronically as an
          Exhibit to Pre-Effective Amendment No. 4 to the Registration Statement
          of the Registrant on February 5, 1996, File No. 33-79482).

          (4) Articles of Amendment of Twentieth Century Strategic Asset
          Allocations, Inc., dated January 29, 1996 (filed electronically as an
          Exhibit to Pre-Effective Amendment No. 4 to the Registration Statement
          of the Registrant on February 5, 1996, File No. 33-79482).

          (5) Articles Supplementary of Twentieth Century Strategic Asset
          Allocations, Inc., dated January 29, 1996 (filed electronically as an
          Exhibit to Pre-Effective Amendment No. 4 to the Registration Statement
          of the Registrant on February 5, 1996, File No. 33-79482).

          (6) Articles Supplementary of Twentieth Century Strategic Asset
          Allocations, Inc., dated September 9, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 4 to the Registration
          Statement of the Registrant on January 5, 1999, File No. 33-79482).

          (7) Articles of Amendment of Twentieth Century Strategic Asset
          Allocations, Inc., dated December 2, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 2 to the Registration
          Statement of the Registrant on March 26, 1997, File No. 33-79482).

          (8) Articles Supplementary of American Century Strategic Asset
          Allocations, Inc., dated December 2, 1996 (filed electronically as an exhibit to Post-Effective Amendment No. 2 to the Registration
          Statement of the Registrant on March 26, 1997, File No. 33-79482).

          (9) Articles Supplementary of American Century Strategic Asset
          Allocations, Inc., dated February 16, 1999 (filed electronically as an exhibit to Post-Effective Amendment No. 6 to the Registration
          Statement of the Registrant on March 30, 1999, File No. 33-79482).

          (10) Articles Supplementary of American Century Strategic Asset
          Allocations, Inc., dated August 2, 1999, (filed electronically as an exhibit to Post-Effective Amendment No. 7 to the Registration
          Statement of the Registrant on March 31, 2000, File No. 33-79482).

          (11) Articles Supplementary of American Century Strategic Asset
          Allocations, Inc. dated May 22, 2000 (filed electronically as Exhibit
          a11 to Post-Effective Amendment No. 10 to the Registration Statement
          of the Registrant, on June 30, 2000, File No. 33-79482).

     (b)  (1) By-Laws of Twentieth Century Strategic Asset Allocations, Inc.
          (filed electronically as Exhibit 2 to Pre-Effective Amendment No. 3 to
          the Registration Statement of the Registrant on December 1, 1995, File
          No. 33-79482).

          (2) Amendment to By-Laws of American Century Strategic Asset
          Allocations, Inc. (filed electronically as Exhibit b2b to
          Post-Effective Amendment No. 9 to the Registration Statement of
          American Century Capital Portfolios, Inc., on February 17, 1998, File
          No. 33-64872).

     (c)  Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, Article Eighth and Article
          Ninth of Registrant's Articles of Incorporation, appearing as Exhibit
          (a)(1) to Pre-Effective Amendment No. 3 to the Registration Statement
          on Form N-1A of the Registrant; and Sections 3, 4, 5, 7, 8, 9, 10, 11,
          22, 25, 30, 31, 33, 39 and 45 of Registrant's By-Laws appearing as
          Exhibit (b)(1) to Pre-Effective Amendment No. 3 to the Registration
          Statement on Form N-1A and Sections 25, 30 and 31 of Registrant's
          By-Laws appearing as Exhibit (b)(2) to Post-Effective Amendment No. 9
          to the Registration Statement on Form N-1A of American Century Capital
          Portfolios, Inc., No. 33-64872.

     (d)  (1) Management Agreement, between American Century Strategic Asset
          Allocations, Inc. and American Century Investment Management, Inc.,
          dated August 1, 1997 (filed electronically as an Exhibit to
          Post-Effective Amendment No. 3 to the Registration Statement of the
          Registrant on April 1, 1998, File No. 33-79482).

          (2) Addendum to the Management Agreement, between American Century
          Strategic Asset Allocations, Inc. and American Century Investment
          Management, Inc. (filed electronically as Exhibit d2 to Post-Effective
          Amendment No. 10 to the Registration Statement of the Registrant, on
          June 30, 2000, File No. 33-79482).

     (e)  (1) Distribution Agreement between American Century Strategic Asset
          Allocations, Inc. and American Century Investment Services, Inc. dated
          March 13, 2000 (filed electronically as Exhibit e7 to Post-Effective
          Amendment No. 17 to the Registration Statement of American Century
          World Mutual Funds, Inc., on March 30, 2000, File No 33-39242).

          (2) Amendment No. 1 to the Distribution Agreement between American
          Century Strategic Asset Allocations, Inc. and American Century
          Investment Services, Inc. dated June 1, 2000 (filed electronically as
          Exhibit e9 to Post-Effective No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 24, 2000, File No.
          33-39242).

          (3) Amendment No. 2 to the Distribution Agreement between American
          Century Strategic Asset Allocations, Inc. and American Century
          Investment Services, Inc. dated November 20, 2000 (filed
          electronically as Exhibit e10 to Post-Effective Amendment No. 29 to
          the Registration Statement of American Century Variable Portfolios,
          Inc., on December 1, 2000, File No. 33-14567).

     (f)  Not applicable.

     (g)  (1) Master Agreement between Commerce Bank, N.A. and Twentieth Century
          Services, Inc. dated January 22, 1997 (filed electronically as Exhibit
          8(d) to Post-Effective Amendment No. 76 to the Registration Statement
          of American Century Mutual Funds, Inc., on February 28, 1997, File No.
          2-14213).

          (2) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration
          Statement of American Century Government Income Trust, on February 7,
          1997, File No. 2-99222).

          (3) Amendment to Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank, dated December 9, 2000
          (filed electronically as Exhibit g2 of Pre-Effective Amendment No. 2
          to the Registration Statement of American Century Variable Portfolios
          II, Inc., on January 9, 2001, File No. 333-46922).

     (h)  (1) Transfer Agency Agreement, dated as of February 1, 1996, by and between Twentieth Century Strategic Asset Allocations, Inc. and
          Twentieth Century Services, Inc. (filed electronically as Exhibit 9 to
          Pre-Effective Amendment No. 4 to the Registration Statement of the
          Registrant on February 5, 1996, File No. 33-79482).

          (2) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent dated as of December 19, 2000
          (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Target Maturities
          Trust, on January 31, 2001, File No. 2-94608).

     (i)  Opinion and Consent of Counsel, (filed electronically as Exhibit i to
          Post-Effective Amendment No. 8 to the Registration Statement of the
          Registrant on April 14, 2000, File No. 33-79482).

     (j)  (1) Consent of Deloitte & Touche LLP is included herein.

          (2) Power of Attorney (filed electronically as Exhibit j2 to
          Post-Effective Amendment No. 11 to the Registration Statement of the
          Registrant on February 23, 2001, File No. 33-79482).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan of Twentieth
          Century Capital Portfolios, Inc. Twentieth Century Investors, Inc.,
          Twentieth Century Strategic Asset Allocations, Inc. and Twentieth
          Century World Investors, Inc. (Advisor Class) dated September 3, 1996
          (filed electronically as Exhibit b15b to Post-Effective Amendment No.
          9 to the Registration Statement of American Century Capital
          Portfolios, Inc., on February 17, 1998, File No. 33-64872).

          (2) Amendment No. 1 to Master Distribution and Shareholder Services
          Plan of American Century Capital Portfolios, Inc., American Century
          Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc.
          and American Century World Mutual Funds, Inc. (Advisor Class) dated
          June 13, 1997 (filed electronically as Exhibit b15d to Post-Effective
          Amendment No. 77 to the Registration Statement of American Century
          Mutual Funds, Inc., on July 17, 1997, File No. 2-14213).

          (3) Amendment No. 2 to Master Distribution and Shareholder Services
          Plan of American Century Capital Portfolios, Inc., American Century
          Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc.
          and American Century World Mutual Funds, Inc. (Advisor Class) dated
          September 30, 1997 (filed electronically as Exhibit b15c to
          Post-Effective Amendment No. 78 to the Registration Statement of
          American Century Mutual Funds, Inc., on February 26, 1998, File No.
          2-14213).

          (4) Amendment No. 3 to Master Distribution and Shareholder Services
          Plan of American Century Capital Portfolios, Inc., American Century
          Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc.
          and American Century World Mutual Funds, Inc. (Advisor Class) dated
          June 30, 1998 (filed electronically as Exhibit b15e to Post-Effective
          Amendment No. 11 to the Registration Statement of American Century
          Capital Portfolios, Inc., on June 26, 1998, File No. 33-64872).

          (5) Amendment No. 4 to Master Distribution and Shareholder Services
          Plan of American Century Capital Portfolios, Inc., American Century
          Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc.
          and American Century World Mutual Funds, Inc. (Advisor Class) dated
          November 13, 1998 (filed electronically as Exhibit b15e to
          Post-Effective Amendment No. 12 to the Registration Statement of
          American Century World Mutual Funds, Inc., on November 13, 1998, File
          No. 33-39242).

          (6) Amendment No. 5 to Master Distribution and Shareholder Services
          Plan of American Century Capital Portfolios, Inc., American Century
          Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc.
          and American Century World Mutual Funds, Inc. (Advisor Class) dated
          February 16, 1999 (filed electronically as Exhibit m6 to
          Post-Effective Amendment No. 83 to the Registration Statement of
          American Century Mutual Funds, Inc., on February 26, 1999, File No.
          2-14213).

          (7) Amendment No. 6 to Master Distribution and Shareholder Services
          Plan of American Century Capital Portfolios, Inc., American Century
          Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc.
          and American Century World Mutual Funds, Inc. (Advisor Class) dated
          July 30, 1999 (filed electronically as Exhibit m7 to Post-Effective
          Amendment No. 16 to the Registration Statement of American Century
          Capital Portfolios, Inc., on July 29, 1999, File No. 33-64872).

          (8) Amendment No. 7 to Master Distribution and Shareholder Services
          Plan of American Century Capital Portfolios, Inc., American Century
          Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc.
          and American Century World Mutual Funds, Inc. (Advisor Class) (filed electronically as Exhibit m8 to Post-Effective Amendment No. 87 to the
          Registration Statement of American Century Mutual Funds, Inc., on
          November 29, 1999, File No. 2-14213).

          (9) Amendment No. 8 to Master Distribution and Shareholder Services
          Plan of American Century Capital Portfolios, Inc., American Century
          Mutual Funds, Inc., American Century Strategic Asset Allocations,
          Inc., and American Century World Mutual Funds, Inc. (Advisor Class)
          dated June 1, 2000 (filed electronically as Exhibit m9 to
          Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc., on May 24, 2000, File No.
          33-39242).

          (10) Shareholder Services Plan of Twentieth Century Capital
          Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century
          Strategic Asset Allocations, Inc., and Twentieth Century World
          Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as Exhibit b15b to Post-Effective Amendment No. 9 to
          the Registration Statement on Form N-1A of American Century Capital
          Portfolios, Inc., on February 17, 1998, File No. 33-64872).

     (n)  (1) Multiple Class Plan of Twentieth Century Capital Portfolios, Inc.,
          Twentieth Century Investors, Inc., Twentieth Century Strategic Asset
          Allocations, Inc. and Twentieth Century World Investors, Inc. dated
          September 3, 1996, (filed electronically as Exhibit b18b to
          Post-Effective Amendment No. 9 to the Registration Statement of
          American Century Capital Portfolios, Inc., on February 17, 1998, File
          No. 33-64872).

          (2) Amendment No. 1 to Multiple Class Plan of American Century Capital
          Portfolios, Inc., American Century Mutual Funds, Inc., American
          Century Strategic Asset Allocations, Inc. and American Century World
          Mutual Funds, Inc. dated June 13, 1997 (filed electronically as
          Exhibit b18b to Post-Effective Amendment No. 77 to the Registration
          Statement of American Century Mutual Funds, Inc., on July 17, 1997,
          File No. 2-14213).

          (3) Amendment No. 2 to Multiple Class Plan of American Century Capital
          Portfolios, Inc., American Century Mutual Funds, Inc., American
          Century Strategic Asset Allocations, Inc. and American Century World
          Mutual Funds, Inc. dated September 30, 1997 (filed electronically as
          Exhibit b18c to Post-Effective Amendment No. 78 to the Registration
          Statement of American Century Mutual Funds, Inc., on February 26,
          1998, File No. 2-14213).

          (4) Amendment No. 3 to Multiple Class Plan of American Century Capital
          Portfolios, Inc., American Century Mutual Funds, Inc., American
          Century Strategic Asset Allocations, Inc. and American Century World
          Mutual Funds, Inc. dated June 30, 1998 (filed electronically as
          Exhibit b18d to Post-Effective Amendment No. 11 to the Registration
          Statement of American Century Capital Portfolios, Inc. on June 26,
          1998, File No. 33-64872).

          (5) Amendment No. 4 to Multiple Class Plan of American Century Capital
          Portfolios, Inc., American Century Mutual Funds, Inc., American
          Century Strategic Asset Allocations, Inc. and American Century World
          Mutual Funds, Inc. dated November 13, 1998 (filed electronically as
          Exhibit b18e to Post-Effective Amendment No. 12 to the Registration
          Statement of American Century World Mutual Funds, Inc., on November
          13, 1998, File No. 33-39242).

          (6) Amendment No. 5 to Multiple Class Plan of American Century Capital
          Portfolios, Inc., American Century Mutual Funds, Inc., American
          Century Strategic Asset Allocations, Inc. and American Century World
          Mutual Funds, Inc. dated January 29, 1999 (filed electronically as
          Exhibit b18f to Post-Effective Amendment No. 14 to the Registration
          Statement of American Century Capital Portfolios, Inc. on December 29,
          1998, File No. 33-64872).

          (7) Amendment No. 6 to Multiple Class Plan of American Century Capital
          Portfolios, Inc., American Century Mutual Funds, Inc., American
          Century Strategic Asset Allocations, Inc. and American Century World
          Mutual Funds, Inc. dated July 30, 1999 (filed electronically as
          Exhibit n7 to Post-Effective Amendment No. 16 to the Registration
          Statement of American Century Capital Portfolios, Inc. on July 29,
          1999, File No. 33-64872).

          (8) Amendment No. 7 to Multiple Class Plan of American Century Capital
          Portfolios, Inc., American Century Mutual Funds, Inc., American
          Century Strategic Asset Allocations, Inc. and American Century World
          Mutual Funds, Inc. dated November 19, 1999 (filed electronically as
          Exhibit n8 to Post-Effective Amendment No. 87 to the Registration
          Statement of American Century Mutual Funds, Inc. on November 29, 1999,
          File No. 2-14213).

          (9) Amendment No. 8 to Multiple Class Plan of American Century Capital
          Portfolios, Inc., American Century Mutual Funds, Inc., American
          Century Strategic Asset Allocations, Inc. and American Century World
          Mutual Funds, Inc. (filed electronically as Exhibit n9 to
          Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 24, 2000, File No.
          33-39242).

     (o)  Not applicable.

     (p)  American Century Investments Code of Ethics (filed electronically as
          Exhibit p to Post-Effective Amendment No. 30 to the Registration
          Statement of American Century California Tax-Free and Municipal Funds
          on December 29, 2000, File No. 2-82734).

ITEM 24.  Persons Controlled by or Under Common Control with Registrant:

          NONE.

ITEM 25.  Indemnification.

          The  Registrant  is a  Maryland  corporation.  Section  2-418  of  the
          Maryland  General  Corporation  Law allows a Maryland  corporation  to indemnify its officers, directors,  employees and agents to the extent provided in such statute.

          Article Ninth of the Registrant's  Articles of Incorporation  requires the indemnification of the Registrant's  directors and officers to the extent permitted by Section 2-418 of the Maryland General  Corporation
          Law, the Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and  directors  against  certain  liabilities  that such  officers and directors  may incur while  acting in such  capacities  and  providing reimbursement  to the Registrant for sums which it may be permitted or
          required   to  pay  to  its   officers   and   directors   by  way  of
          indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

ITEM 26.  Business and Other Connections of Investment Advisor.

          NONE.

Item 27. Principal Underwriter.

I. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal         Positions and Offices       Positions and Offices
Business Address*           with Underwriter            with Registrant
--------------------------------------------------------------------------------
James E. Stowers Jr.       Chairman and Director                 Chairman and
                                                                 Director

James E. Stowers III       Co-Chairman and Director               Director

W. Gordon Snyder           President                                none

William M. Lyons           Chief Executive Officer,               President
                           Executive Vice President and Director

Robert T. Jackson          Executive Vice President,              Executive Vice
                           Chief Financial Officer and            President and
                           Chief Accounting Officer               Chief
                                                                  Financial
                                                                  Officer

Kevin Cuccias              Senior Vice President                    none

Joseph Greene              Senior Vice President                    none

Brian Jeter                Senior Vice President                    none

Mark Killen                Senior Vice President                    none

Tom Kmak                   Senior Vice President                    none

David C. Tucker            Senior Vice President          Senior Vice President
                           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

ITEM 28.  Location of Accounts and Records.

          All accounts,  books and other documents  required to be maintained by
          Section 31(a) of the 1940 Act, and the rules  promulgated  thereunder, are  in  the  possession  of  Registrant,  American  Century  Services
          Corporation  and American  Century  Investment  Management,  Inc., all
          located at 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29.  Management Services.

          Not applicable.

ITEM 30.  Undertakings.

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 12 to its Registration Statement pursuant to Rule 485(b) promulgated under the
Securities Act of 1933, as amended, and has duly caused this Post-Effective
Amendment No. 12 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 30th day of
March, 2001.

                              American Century Strategic Asset Allocations, Inc.
                              (Registrant)

                              By: /*/William M. Lyons
                              William M. Lyons
                              President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 12 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date
---------                   -----                              ----
*William M. Lyons           President and                      March 30, 2001
William M. Lyons            Principal Executive Officer

*Maryanne Roepke            Senior Vice President,             March 30, 2001
Maryanne Roepke             Treasurer and
                            Chief Accounting Officer

*James E. Stowers, Jr.      Chairman of the Board and          March 30, 2001
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           March 30, 2001
James E. Stowers III

*Thomas A. Brown            Director                           March 30, 2001
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           March 30, 2001
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           March 30, 2001
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock           Director                           March 30, 2001
D. D. (Del) Hock

*Donald H. Pratt            Director                           March 30, 2001
Donald H. Pratt

*Gale E. Sayers             Director                           March 30, 2001
Gale E. Sayers

*M. Jeannine Strandjord     Director                           March 30, 2001
M. Jeannine Strandjord

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact